                                                      Registration No. 333-84879
                                                                       811-09529

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 9

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                         Post-Effective Amendment No. 4

                              SEPARATE ACCOUNT IMO
            OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                           (Exact Name of Registrant)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               (Name of Depositor)

                               440 Lincoln Street
                               Worcester, MA 01653
                            Telephone: (508)855-1000
                     (Address of Principal Executive Office)

                          Charles F. Cronin, Secretary
             Allmerica Financial Life Insurance and Annuity Company
                               440 Lincoln Street
                               Worcester, MA 01653
         (Name and Address of Depositor's Agent for Service of Process)

         It is proposed that this filing will become effective:

         / /      immediately upon filing pursuant to paragraph (b) of Rule 485
         / /      on (date) pursuant to paragraph (b) of Rule 485
         / /      60 days after filing pursuant to paragraph (a) (1) of Rule 485
         /X/      on April 29, 2005 pursuant to paragraph (a) (1) of Rule 485
         / /      this post-effective amendment designates a new effective
         / /      date for a previously filed post-effective amendment

                         FLEXIBLE PREMIUM VARIABLE LIFE

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2004 will be filed on or before March 30, 2005.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                            WORCESTER, MASSACHUSETTS

This Prospectus provides important information about an individual flexible payment variable life insurance policy issued by Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial"). The policies are funded through Separate Account IMO, a separate investment account of Allmerica Financial referred to in this prospectus as the Variable Account. The Policy also offers a Fixed Account that is part of the general account of Allmerica Financial. The Fixed Account is a guaranteed account offering a guaranteed minimum interest rate.

The Variable Account is subdivided into Sub-Accounts. Each Sub-Account invests exclusively in shares of one of the following Underlying Funds:

ALLMERICA INVESTMENT TRUST (SERVICE SHARES)
AIT Core Equity Fund
AIT Equity Index Fund
AIT Government Bond Fund
AIT Money Market Fund
AIT Select Capital Appreciation Fund
AIT Select Growth Fund
AIT Select International Equity Fund
AIT Select Investment Grade Income Fund
AIT Select Value Opportunity Fund

AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)
AIM V.I. Aggressive Growth Fund
AIM V.I. Blue Chip Fund

AIM V.I. Dynamics Fund
AIM V.I. Health Sciences Fund

AIM V.I. Premier Equity Fund

AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES)
AIM V.I. Basic Value Fund
AIM V.I. Capital Development Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
AllianceBernstein Growth and Income Portfolio
AllianceBernstein Premier Growth Portfolio
AllianceBernstein Small Cap Value Portfolio
AllianceBernstein Technology Portfolio
AllianceBernstein Value Portfolio

DELAWARE VIP TRUST (SERVICE CLASS)
Delaware VIP Growth Opportunities Series
Delaware VIP International Value Equity Series

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Overseas Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND (SERVICE CLASS 2)
Fidelity VIP Asset Manager Portfolio
Fidelity VIP Contrafund(R) Portfolio
Fidelity VIP Growth Opportunities Portfolio
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Value Strategies Portfolio
             (CONTINUES TO THE NEXT PAGE)


A STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 29, 2005 CONTAINING MORE INFORMATION ABOUT THE POLICY IS ON FILE WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS. A COPY MAY BE OBTAINED FREE OF CHARGE BY CALLING 1-800-533-7881. THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION CAN ALSO BE OBTAINED FROM THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE (http://www.sec.gov).


THE POLICIES ARE NOT SUITABLE FOR SHORT-TERM INVESTMENT. VARIABLE LIFE POLICIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL. IT MAY NOT BE ADVANTAGEOUS TO REPLACE EXISTING INSURANCE WITH THE POLICY. THIS LIFE POLICY IS NOT: A BANK DEPOSIT OR OBLIGATION; OR FEDERALLY INSURED; OR ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                              DATED: APRIL 29, 2005


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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
FT VIP Franklin Growth and Income Securities Fund
FT VIP Franklin Large Cap Growth Securities Fund
FT VIP Franklin Small Cap Fund
FT VIP Franklin Small Cap Value Securities Fund
FT VIP Mutual Shares Securities Fund
FT VIP Templeton Foreign Securities Fund

JANUS ASPEN SERIES (SERVICE SHARES)
Janus Aspen Growth and Income Portfolio
Janus Aspen Growth Portfolio

MFS(R) VARIABLE INSURANCE TRUST (SM) (SERVICE CLASS)
MFS(R) Mid Cap Growth Series
MFS(R) New Discovery Series
MFS(R) Total Return Series
MFS(R) Utilities Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)
Oppenheimer Balanced Fund/VA
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund/VA

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
Pioneer Emerging Markets VCT Portfolio
Pioneer Real Estate Shares VCT Portfolio

SCUDDER INVESTMENT VIT FUNDS
Scudder VIT EAFE Equity Index
Scudder VIT Small Cap Index

SCUDDER VARIABLE SERIES II
Scudder Technology Growth Portfolio
SVS Dreman Financial Services Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.
T. Rowe Price International Stock Portfolio

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                                TABLE OF CONTENTS

SUMMARY OF RISKS AND BENEFITS...............................................  5
   WHAT ARE THE POLICY'S BENEFITS?..........................................  5
   WHAT ARE THE POLICY'S RISKS?.............................................  6

SUMMARY OF RISKS AND BENEFITS: FEE TABLES...................................  7
   TRANSACTION FEES.........................................................  7
   PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES......................  9
   ANNUAL FUND OPERATING EXPENSES........................................... 12

THE COMPANY, THE VARIABLE ACCOUNT AND THE FUNDS............................. 13
   WHAT IS THE COMPANY?..................................................... 13
   WHAT IS THE VARIABLE ACCOUNT?............................................ 13
   WHAT ARE THE FUNDS?...................................................... 13

THE POLICY.................................................................. 19
   HOW DO I COMMUNICATE WITH THE COMPANY?................................... 19
   HOW DO I APPLY FOR A POLICY?............................................. 19
   CAN I EXAMINE AND CANCEL THE POLICY OR AN INCREASE IN FACE AMOUNT?....... 20
   WHAT ARE THE ADVANTAGES OR DISADVANTAGES OF THE TERM RIDER?.............. 21
   CAN I MAKE FUTURE CHANGES UNDER MY POLICY?............................... 21
   CAN I CHANGE THE FACE AMOUNT OF MY POLICY?............................... 22
   HOW DO I MAKE PAYMENTS?.................................................. 22
   HOW DO I ALLOCATE MY NET PAYMENTS?....................................... 23
   CAN I MAKE TRANSFERS AMONG THE ACCOUNTS?................................. 24
   IS THE TRANSFER PRIVILEGE SUBJECT TO ANY LIMITATIONS?.................... 24

   ARE THERE RESTRICTIONS ON DISTRUPTIVE TRADING?........................... 24

   IS THERE A DOLLAR-COST AVERAGING OPTION OR AUTOMATIC REBALANCING OPTION?. 26
   CAN I CONVERT MY POLICY INTO A FIXED POLICY?............................. 26
   CAN I MAKE POLICY LOANS?................................................. 27
   CAN I SURRENDER THE POLICY?.............................................. 28
   CAN I MAKE PARTIAL WITHDRAWALS?.......................................... 28
   HOW IS THE POLICY VALUE CALCULATED?...................................... 29

THE DEATH BENEFIT........................................................... 31
   WHAT IS THE GUIDELINE MINIMUM DEATH BENEFIT?............................. 31
   WHAT ARE THE GUIDELINE PREMIUM TEST AND CASH VALUE ACCUMULATION TEST?.... 31
   WHAT ARE THE DEATH BENEFIT OPTIONS?...................................... 31
   CAN I CHANGE BETWEEN DEATH BENEFIT OPTIONS?.............................. 32
   WHAT IS THE NET DEATH BENEFIT?........................................... 33
   IS A GUARANTEED DEATH BENEFIT AVAILABLE?................................. 33
   WHAT ARE THE DEATH BENEFIT PAYMENT OPTIONS?.............................. 34

TERMINATION AND REINSTATEMENT............................................... 35
   WHAT ARE THE TERMINATION PROVISIONS OF THE POLICY?....................... 35
   WHAT ARE THE REINSTATEMENT PROVISIONS OF THE POLICY?..................... 35

CHARGES AND DEDUCTIONS...................................................... 37
   WHAT CHARGES ARE DEDUCTED FROM PAYMENTS?................................. 37
   WHAT IS THE MONTHLY DEDUCTION?........................................... 37
   HOW IS THE SURRENDER CHARGE CALCULATED?.................................. 38
   WHAT CHARGES APPLY TO A PARTIAL WITHDRAWAL?.............................. 38
   WHAT ARE THE TRANSFER CHARGES?........................................... 38
   ARE THERE ANY OTHER ADMINISTRATIVE CHARGES?.............................. 39
   WHAT ARE THE FUND EXPENSES?.............................................. 39

FEDERAL TAX CONSIDERATIONS.................................................. 40
   HOW ARE THE COMPANY AND THE VARIABLE ACCOUNT TAXED?...................... 40
   HOW ARE THE POLICIES TAXED?.............................................. 40
   HOW ARE POLICY LOANS TAXED?.............................................. 41
   WHAT ARE MODIFIED ENDOWMENT POLICIES AND HOW ARE THEY TAXED?............. 42
   WHAT ARE THE DIVERSIFICATION REQUIREMENTS FOR THE VARIABLE ACCOUNT?...... 42
   CAN I BE CONSIDERED THE OWNER OF THE VARIABLE ACCOUNT ASSETS FOR TAX
   PURPOSES?................................................................ 43

OTHER INFORMATION........................................................... 44
   ARE THERE OTHER IMPORTANT POLICY PROVISIONS?............................. 44
   CAN THE COMPANY DELAY PAYMENTS TO ME?.................................... 45
   DO I HAVE ANY VOTING RIGHTS?............................................. 45
   WHAT REPORTS WILL I RECEIVE CONCERNING MY POLICY?........................ 45
   ARE THERE ANY PENDING LEGAL PROCEEDINGS INVOLVING THE VARIABLE ACCOUNT?.. 46
   MAY THE COMPANY ADD, DELETE OR SUBSTITUTE FUNDS?......................... 46
   WHAT IS MIXED AND SHARED FUNDING?........................................ 47
   WHERE CAN I FIND THE FINANCIAL STATEMENTS OF THE
    COMPANY AND THE VARIABLE ACCOUNT?....................................... 47

MORE INFORMATION ABOUT THE FIXED ACCOUNT.................................... 48
   SURRENDERS, PARTIAL WITHDRAWALS AND TRANSFERS............................ 48

GLOSSARY OF SPECIAL TERMS................................................... 49

                          SUMMARY OF RISKS AND BENEFITS

This Summary is intended to provide only a very brief overview of the more significant aspects of the Policy. The remainder of this Prospectus offers a more complete presentation of the topics presented here, and will help you better understand the product. However, the Policy, together with its attached application, constitutes the entire agreement between you and the Company.

The Policy is a life insurance contract with death benefits, Policy Value, and other features traditionally associated with life insurance. The Policy is "variable" because the Policy Value will increase or decrease depending on the investment experience of the Sub-Accounts of the Variable Account. Under some circumstances, the Death Benefit may vary with the investment experience of the Sub-Accounts.

Unlike traditional insurance policies, the Policy has no fixed schedule for payments. Within limits, you may make payments of any amount and frequency. While you may establish a schedule of payments ("planned payments"), the Policy will not necessarily lapse if you fail to make planned payments, and making planned payments will not guarantee that the Policy will remain in force.

WHAT ARE THE POLICY'S BENEFITS?

While the Policy is in force, it will provide:

     -    Life insurance coverage on the Insured

     -    Cash Value (called "Policy Value")

     - Surrender rights and partial withdrawal rights (subject to surrender charges and partial withdrawal charges)

     -    Two types of loan privileges: non-preferred loans and preferred loans

     -    Optional insurance benefits.

Other optional benefits available through the policy include:

-    GUARANTEED DEATH BENEFIT
     The optional Guaranteed Death Benefit, which is available only at issue,
     (a) guarantees that your Policy will not lapse regardless of the Performance of the Variable Account and (b) provides a guaranteed Net Death Benefit.

-    LIVING BENEFITS RIDER
     This optional Rider permits part of the proceeds of the Policy to be available before death if the Insured becomes terminally ill or is permanently confined to a nursing home.

-    OTHER INSURED RIDER
     This optional Rider provides a term insurance benefit for up to five Insureds. At present this benefit is only available for the spouse and children of the primary Insured. The Rider includes a feature that allows the "other Insured" to convert the coverage to a flexible premium adjustable life insurance policy.

-    TERM LIFE INSURANCE RIDER
     This optional Rider provides an additional term insurance benefit for the primary Insured.

-    WAIVER OF PREMIUM RIDER
     This optional Rider provides that, during periods of total disability continuing more than four months, we will add to the Policy Value each month an amount you selected or the amount needed to pay the Monthly Insurance Protection charges, whichever is greater. This amount will keep the Policy in force. This benefit is subject to our maximum issue benefits. Its cost will change yearly.

Certain Optional Benefits may not be available in all States.

WHAT ARE THE POLICY'S RISKS?

There are certain risks associated with the Policy:

     - There is no guaranteed minimum Policy Value. The value of a Policy will vary up or down to reflect the investment experience of allocations to the Sub-Accounts and the fixed rates of interest earned by allocations to the General Account. The Policy Value will also be adjusted for other factors, including the amount of charges imposed. The Policy will terminate if Policy Value is insufficient to cover certain monthly charges plus loan interest accrued, or if Outstanding Loans exceed the Policy Value less surrender charges. The Policies are unsuitable as short-term savings vehicles.

     - The Policy Value may decrease to the point where the Policy will lapse and provide no further death benefit without additional premium payments, unless the optional Guaranteed Death Benefit is in effect. The Guaranteed Death Benefit may not be available in all states.

     - Taking a loan from your Policy may increase the risk that your Policy will lapse, will have a permanent effect on your Policy Value, and will reduce the Death Benefit. In addition, if your Policy is a modified endowment contract for tax purposes, taking a Policy loan may have tax consequences.

     - Surrender of the Policy may be subject to a substantial surrender charge. Partial Withdrawals may be subject to surrender charges and a Partial Withdrawal Charge.

     - A Policy may be considered a "modified endowment contract" if total payments during the first seven Policy years (or within seven years of a material change in the Policy) exceed the total net level payments payable, if the Policy had provided paid-up future benefits after seven level annual payments. If the Policy is considered a modified endowment contract, all distributions (including Policy loans, partial withdrawals, surrenders and assignments) will be taxed on an "income-first" basis. In addition, a 10% additional penalty tax may be imposed on that part of a distribution that is includible in income.

     - Each Fund is subject to investment risks and other risks. We do not promise that the Funds will meet their investment objectives. Amounts that you have allocated to Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Funds in which those Sub-Accounts invest. Your bear the investment risk that those Funds possibly will not meet their investment objectives. A description of each Fund's investment policies and a comprehensive discussion of the risks of each Fund may by found in the Fund's prospectus.

                    SUMMARY OF RISKS AND BENEFITS: FEE TABLES

THE FOLLOWINGS TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

                                TRANSACTION FEES

                                                       WHEN CHARGE IS
                 CHARGE                                   DEDUCTED                               AMOUNT DEDUCTED
----------------------------------------   ---------------------------------------   --------------------------------------
MAXIMUM SALES CHARGE IMPOSED ON            When a premium payment is made            3.00% of each premium payment
PREMIUMS (LOAD)

PREMIUM TAXES                              When a premium payment is made            2.35% of each premium payment

DEFERRED ACQUISITION COSTS ("DAC TAX")     When a premium payment is made            1.00% of each premium payment
CHARGE

SURRENDER CHARGE (1)
  Minimum and Maximum Charge               Upon Surrender or Decrease in Face        Per $1,000 of original Face Amount:
                                           Amount within 10 years                    the minimum charge is $13.49 and the
                                           after the Date of Issue or increase in    maximum charge is $50.42
  Charge for a representative Policy       Date of Issue or increase in
  owner                                    Face Amount.                              Per $1,000 of original Face Amount: a
                                                                                     representative charge is $29.51 (for a
                                                                                     Male Non-Smoker, Age 45)

PARTIAL WITHDRAWAL CHARGE(2)               Upon Partial Withdrawals in excess of     5% of any withdrawals in excess of the
                                           the Free 10% Withdrawal Amount            Free 10% Withdrawal amount.

PARTIAL WITHDRAWAL TRANSACTION FEE         Upon any Partial Withdrawal               2% of the amount withdrawn, not to
                                                                                     exceed $25

ELECTING OPTIONAL GUARANTEED DEATH         Upon election of the Guaranteed Death     $25 administrative fee
BENEFIT                                    Benefit

TRANSFER CHARGES                           Upon the 13th transfer and each           Currently $10 per transfer, guaranteed
                                           subsequent transfer in a Policy Year.     not to exceed $25 per transfer.

LIVING BENEFITS RIDER                      Upon exercising the rider                 One-time fee of $150, plus an
  Minimum and Maximum charge                                                         additional charge based on the present
                                                                                     value of expected premiums associated
                                                                                     with the benefit. Per $1,000 of
                                                                                     original Face Amount: the minimum
                                                                                     additional charge is $1.40 and the
                                                                                     maximum additional charge is $850.

  Charge for a representative Insured      Upon exercising the rider                 Per $1,000 of original Face Amount: an
                                                                                     additional representative charge is
                                                                                     $5.03 (for a Male Standard Non-Smoker,
                                                                                     Age 45)

CHANGING NET PAYMENT ALLOCATION            Upon changing allocations of Net          Currently there is no charge. Any
                                           Payments                                  future charge is guaranteed not to
                                                                                     exceed $25.

CHANGING MONTHLY DEDUCTION ALLOCATION      Upon changing allocation of the           Currently there is no charge. Any
                                           Monthly Deduction                         future charge is guaranteed not to
                                                                                     exceed $25.

PROVIDING A PROJECTION OF VALUES (3)       Upon requesting a projection of           Currently there is no charge. Any
                                           values                                    future charge is guaranteed not to
                                                                                     exceed $25.

(1) SURRENDER CHARGES - At any time that the Policy is in effect, a Policyowner may elect to surrender the Policy and receive its Surrender Value. A surrender charge is calculated upon issuance of the Policy and upon each increase in Face Amount. The Surrender Charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge that a particular Policy Owner will pay.

The amount of the charge decreases by one-ninth (11.11%) annually to 0% by the 10th Policy Year after Date of Issue or increase in Face Amount. Per $1,000 of original Face Amount, the minimum charge is $13.49 (for a Female, age 0) and the maximum is $50.42 (for a Female Non-smoker, age 85).

(2) PARTIAL WITHDRAWALS - The Company will reduce the amount of the Policy's outstanding charge by the amount of the partial withdrawal charge. If no surrender charges apply to the Policy at the time of the withdrawal, no partial withdrawal charge will apply.

(3) PROVIDING A PROJECTION OF VALUES - You may request a free personalized illustration of death benefits, cash surrender values and cash values once annually. The Company may in its discretion provide additional personalized illustrations upon request. We currently do not charge for personal illustrations, but we reserve the right to charge a fee, not to exceed $25, if you request more than one illustration annually.
                                      * * *

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING THE FUND FEES AND EXPENSES. EACH OF THESE FEES IS CALCULATED MONTHLY AND DEDUCTED FROM YOUR POLICY VALUE AS PART OF THE MONTHLY DEDUCTION.

               PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES

                  CHARGE                            WHEN CHARGE IS DEDUCTED                      AMOUNT DEDUCTED
-----------------------------------------   --------------------------------------   --------------------------------------
COST OF INSURANCE (1)                                    Monthly                     Per $1,000 of original Face Amount:
  Minimum and Maximum Charge                                                         the minimum is $0.39 and the
                                                                                     maximum is $83.33

                                                                                     Per $1,000 of original Face Amount:
                                                                                     a representative charge is $1.10
  Charge for a representative Policy                     Monthly                     (for a Male, Age 45)
  owner

MONTHLY EXPENSE CHARGE (2)                                                           Per $1,000 of original Face Amount:
Minimum and Maximum charge                       Monthly for the first ten           the minimum monthly charge is $0.08
                                                  years after issue or an            and the maximum is $0.88
                                                  increase in Face Amount
Charge for a representative Policy                                                   Per $1,000 of original Face Amount:
owner                                                                                a representative charge is $0.42
                                                                                     (for a Male, Age 45)

MONTHLY EXPENSE CHARGE (2)                                                           Per $1,000 of original Face Amount:
Minimum and Maximum charge                       Monthly for the first ten           the minimum monthly charge is $0.08
                                                  years after issue or an            and the maximum is $0.88
                                                  increase in Face Amount
Charge for a representative Policy                                                   Per $1,000 of original Face Amount:
owner                                                                                a representative charge is $0.42
                                                                                     (for a Male, Age 45)

MONTHLY ADMINISTRATIVE FEE                               Monthly                     $7.50

MORTALITY AND EXPENSE RISK FEES                          Monthly                     Currently an annual rate of 0.35%
                                                                                     (guaranteed not to exceed 0.60%) for
                                                                                     the first 10 Policy years and 0.05%
                                                                                     (guaranteed not to exceed 0.30%) in
                                                                                     years 11 and later.

MONTHLY CHARGES FOR OPTIONAL                             Monthly                     Optional benefit charges vary based
BENEFITS(3)                                                                          on individual characteristics
                                                                                     (sexes, issue ages and underwriting
                                                                                     classes) of the Insureds

OTHER INSURED RIDER
  Minimum and Maximum Charge                             Monthly                     Per $1,000 of original Face Amount:
                                                                                     the minimum monthly charge is $0.21
                                                                                     and the maximum is $83.33.

  Charge for a representative Policy                     Monthly                     Per $1,000 of original Face Amount: a
  owner                                                                              representative charge is $0.09 (for a
                                                                                     Male Non-Smoker, Age 45)

TERM RIDER
  Minimum and Maximum Charge                             Monthly                     Per $1,000 of original Face Amount:
                                                                                     the minimum monthly charge is $0.03
                                                                                     and the maximum charge is $5.16.

  Charge for a representative Policy                     Monthly                     Per $1,000 of original Face Amount: a
  owner                                                                              representative charge is $0.83 (for a
                                                                                     Male Standard Non-Smoker, Age 45)

WAIVER OF PREMIUM RIDER
  Minimum and Maximum charge                             Monthly                     Per $1,000 of benefit: the minimum
                                                                                     charge is $0.01 and the maximum charge
                                                                                     is $1,158.19.

  Charge for a representative Policy                     Monthly                     Per $1,000 of benefit: a
  owner                                                                              representative charge is $0.53 (for a
                                                                                     Male Non-Smoker, Age 45)

LOAN INTEREST (3)                                Paid in arrears annually                   6% of the loan amount (3)
                                                     (accrues daily)

(1) COST OF INSURANCE - Charges vary based on individual characteristics such as the age, Policy year, underwriting class, Face Amount and sex of the Insured. We determine the current cost of insurance rates, but we guarantee that we will never charge you a higher cost of insurance rate that the guaranteed rate shown in your Policy. We calculate a separate cost of insurance rate for any increase in the Face Amount based on the Insured's circumstances at the time of the increase. The charges shown in the table may not be representative of the charge that a particular Policy owner will pay. You may obtain more information about the particular charges that apply to you by contacting us at the address or telephone number shown on the back cover of this Prospectus or contact your agent. For more information about the calculation of the cost of insurance charges, see CHARGES AND DEDUCTIONS.

Per $1,000 of original Face Amount, the minimum monthly charge is $0.39 (for a Female, Age 18) and the maximum is $83.33 (for a Male Smoker, Age 85). Per $1,000 of original Face Amount: a representative charge is $1.10 (for a Male, Age 45)

(2) MONTHLY EXPENSE CHARGE - The Monthly Expense Charge will be charged on the monthly processing date for the first ten years after issue or an increase in Face Amount. This charge reimburses the Company for underwriting and acquisition costs. The charge is equal to a specified amount that varies with the age, sex, and underwriting class of the Insured for each $1,000 of the Policy's Face Amount. The Maximum Monthly Expense Charge is $0.88 per $1,000 of Face Amount for a Male Smoker, Age 65.

(3) MONTHLY CHARGES FOR OPTIONAL BENEFITS - The charges for these benefits vary depending upon the optional benefits selected, and by the individual characteristics of the Insureds. The charges shown in the table may not be representative of the charge that a particular Policy owner will pay. You may obtain more information about the particular charges that apply to you by contacting us at the address or telephone number shown on the back cover of this Prospectus or contact your agent

OTHER INSURED RIDER - Considering all possible combinations of sexes, issue ages and underwriting classes of the Insureds, per $1,000 of original Face Amount: the minimum is $0.21 (for a Female, Age 0) and the maximum is $83.33 (for a Male, Age 98).

TERM RIDER - Considering all possible combinations of sexes, issue ages and underwriting classes of the Insureds, per $1,000 of original Face Amount: the minimum is $0.03 (for a Female Smoker Preferred, Age 8) and the maximum is $5.16 (for a Male Non-Smoker, Age 85) rated 300%.

WAIVER OF PREMIUM RIDER - Considering all possible combinations of sexes, issue ages and underwriting classes of the Insureds, per $1,000 of benefit: the minimum charge is $0.01 (for a Female Preferred Smoker, Age 19) and the maximum charge is $1,158.19 (for a Male Standard Smoker, Age 64, rated 250%).

(3) POLICY LOANS - Outstanding Policy loans are charged interest at an annual rate of not more than 6.00%, which accrues daily and is payable in arrears. However, as long as the Policy is in force, the Policy Value in the General Account that is security for the loan amount will be credited with interest at an effective annual yield of at least 4.00% per year.

PREFERRED LOAN OPTION - A preferred loan option is available under the Policy. After the tenth Policy anniversary the Policy Value in the General Account that is security for the loan amount will be credited with interest at an effective annual yield of at least 4.50%. The Company's current position is to credit a rate of interest equal to the rate being charged for the preferred loan.

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                         ANNUAL FUND OPERATING EXPENSES


 TOTAL ANNUAL FUND OPERATING EXPENSES               MINIMUM                       MAXIMUM
--------------------------------------    --------------------------    --------------------------
(expenses that are deducted from Fund     Annual charge of X.XX% of     Annual charge of X.XX% of
assets, including management fees,        average daily net assets      average daily net assets
distribution and/or service fees
(12b-1 fees) and other expenses)



The table above shows the minimum and maximum expenses of the Funds during 2004. The levels of fees and expenses vary amount the Underlying Funds, and may vary from year to year. The Underlying Fund information is based on information provided by the Underlying Portfolio and is not independently verified by the Company.

                 THE COMPANY, THE VARIABLE ACCOUNT AND THE FUNDS

WHAT IS THE COMPANY?

Unless otherwise specified, any reference to the "Company" refers to Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial").


First Allmerica Financial Life Insurance Company ("First Allmerica"), originally organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. Allmerica Financial is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, Allmerica Financial was a direct subsidiary of First Allmerica, which in turn was a direct subsidiary of Allmerica Financial Corporation ("AFC"). Effective December 31, 2002, Allmerica Financial became a Massachusetts domiciled insurance company and a direct subsidiary of AFC, and First Allmerica became a direct subsidiary of Allmerica Financial. As of December 31, 2004, Allmerica Financial and its subsidiaries had over $17.1 billion in combined assets and over $23.5 billion of life insurance in force, and First Allmerica had over $4.2 billion in assets and over $5.2 billion of life insurance in force. Their principal office is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000.


The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which they are licensed to operate.

WHAT IS THE VARIABLE ACCOUNT?

In this prospectus, "Variable Account" refers to Separate Account IMO of Allmerica Financial. The Variable Account is a separate investment account compromised of sub-accounts. Each sub-account invests in a corresponding investment portfolio ("Fund") of a management investment company. The assets used to fund the variable portion of the Policy are set aside in the Variable Account, and are kept separate from the general assets of the Company. Under Massachusetts law, assets equal to the reserves and other liabilities of the Variable Account may not be charged with any liabilities arising out of any other business of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company, but the income, capital gains, or capital losses of each Sub-Account are allocated to such Sub-Account, without regard to other income, capital gains or capital losses of the Company, or the other Sub-Accounts. The Company is obligated to pay all amounts promised under the Policies.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Variable Account and the sub-accounts. The Company may also offer other variable life insurance policies investing in the Variable Account, which are not discussed in this Prospectus. In addition the Variable Account may invest in other underlying funds that are not available to the Policies described in this prospectus.

WHAT ARE THE FUNDS?

Each sub-account invests in a corresponding investment portfolio ("Fund") of an open-end management investment company. The Funds available through this policy are NOT publicly traded. They are only available as variable investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans. The investment advisers of the Funds may manage publicly traded mutual funds with similar names and objectives. However, the Funds are NOT directly related to any publicly traded mutual fund. Consequently, the investment performance of the Funds and any similarly named publicly traded mutual fund may differ substantially.

A summary of investment objectives of each of the Funds is set forth below. Certain Funds have similar investment objectives and/or policies. Therefore, to choose the Sub-Accounts which best meet your needs and objectives, carefully read the prospectuses of the Funds, along with this Prospectus. There can be no assurance that the investment objectives of the Funds can be achieved. Sub-Account values will fluctuate; even a Sub-Account investing in a money market fund may have negative returns, particularly if fees and charges are deducted from the Sub-Account. In some states, insurance regulations may restrict the availability of particular Funds.

MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE FUNDS AND OTHER RELEVANT INFORMATION REGARDING THE FUNDS MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

ALLMERICA INVESTMENT TRUST (SERVICE SHARES)
ADVISER: ALLMERICA FINANCIAL INVESTMENT MANAGEMENT SERVICES, INC.

AIT CORE EQUITY FUND -- seeks to achieve long-term growth of capital through investments primarily in common stocks and securities convertible into common stocks that are believed to represent significant underlying value in relation to current market prices. Realization of current investment income, if any, is incidental to this objective. The sub-advisers are UBS Global Asset Management (Americas), Inc. and Goldman Sachs Asset Management, L.P.

AIT EQUITY INDEX FUND -- seeks to achieve investment results that correspond to the aggregate price and yield performance of a representative selection of common stocks that are publicly traded in the United States. The Equity Index Fund seeks to achieve its objective by attempting to replicate the aggregate price and yield performance of the Standard & Poor's Composite Index of 500 Stocks. The sub-adviser is Opus Investment Management, Inc.

AIT GOVERNMENT BOND FUND -- seeks high income, preservation of capital and maintenance of liquidity, primarily through investments in debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and in related options, futures and repurchase agreements. The sub-adviser is Opus Investment Management, Inc.

AIT MONEY MARKET FUND -- seeks to obtain maximum current income consistent with the preservation of capital and liquidity. The sub-adviser is Opus Investment Management, Inc.

AIT SELECT CAPITAL APPRECIATION FUND -- seeks long-term growth of capital. Realization of income is not a significant investment consideration, and any income realized on the Fund's investments will be incidental to its primary objective. The sub-adviser is T. Rowe Price Associates, Inc.

AIT SELECT GROWTH FUND -- seeks to achieve long-term growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential. The sub-advisers are GE Asset Management Incorporated and Jennison Associates LLC.


AIT SELECT INTERNATIONAL EQUITY FUND -- seeks maximum long-term total return (capital appreciation and income) primarily by investing in common stocks of established non-U.S. companies. The sub-advisers Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") and J.P. Morgan Investment Management Inc. ("J.P. Morgan").


AIT SELECT INVESTMENT GRADE INCOME FUND -- seeks as high a level of total return, which includes capital appreciation as well as income, as is consistent with prudent investment management. The sub-adviser is Opus Investment Management, Inc.

AIT SELECT VALUE OPPORTUNITY FUND -- seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks of small and mid-size companies, whose securities at the time of purchase are considered by the sub-adviser to be undervalued. The sub-adviser is Cramer Rosenthal McGlynn, LLC.

AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)
ADVISER: A I M ADVISORS, INC

AIM V.I. AGGRESSIVE GROWTH FUND -- seeks to achieve long-term growth of capital.

AIM V.I. BASIC VALUE FUND -- seeks to provide long-term growth of capital.

AIM V.I. BLUE CHIP FUND -- seeks to provide long-term growth of capital with a secondary objective of current income.

AIM V.I. CAPITAL DEVELOPMENT FUND -- seeks long-term growth of capital.

AIM V.I. PREMIER EQUITY FUND -- seeks to achieve long-term growth of capital. Income is a secondary objective.


AIM V.I. DYNAMICS FUND -- seeks long-term capital growth. The Fund invests at least 65% of its net assets in common stocks of mid-sized companies. The sub-adviser is INVESCO Institutional (N.A.), Inc. This fund was formerly known as INVESCO VIF-Dynamics Fund.

AIM V.I. HEALTH SCIENCES FUND -- seeks capital growth. The Fund normally invests at least 80% of its net assets in equity securities and equity-related instruments of companies that develop, product, or distribute products or services related to health care. The sub-adviser is INVESCO Institutional (N.A.), Inc. This fund was formerly known as INVESCO VIF-Health Sciences Fund.


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
ADVISER: ALLIANCE CAPITAL MANAGEMENT, L.P.

ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO -- seeks to provide current income and capital appreciation through investment in dividend-paying common stocks of quality companies.

ALLIANCEBERNSTEIN PREMIER GROWTH PORTFOLIO -- seeks to achieve long-term growth of capital by investing principally in equity securities of a limited number of large, carefully selected, high-quality U.S. companies.

ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO -- seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities generally representing 60 to 90 companies.

ALLIANCEBERNSTEIN TECHNOLOGY PORTFOLIO -- emphasizes growth of capital and invests for capital appreciation, and only incidentally for current income. The Portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements.

ALLIANCEBERNSTEIN VALUE PORTFOLIO -- seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities generally representing at least 125 companies.

DELAWARE VIP TRUST (SERVICE CLASS)
ADVISER: DELAWARE MANAGEMENT COMPANY -- DELAWARE VIP GROWTH OPPORTUNITIES SERIES

ADVISER: MONDRIAN INVESTMENT PARTNERS LTD. -- DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES


DELAWARE VIP GROWTH OPPORTUNITIES SERIES -- seeks long-term capital appreciation. The Series invests primarily in common stocks of medium size companies that the management team believes will provide high and consistent earnings growth.


DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES -- seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers providing the potential for capital appreciation and income.

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
ADVISER: FIDELITY MANAGEMENT & RESEARCH COMPANY

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- seeks reasonable income. The Fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield of securities comprising the Standard & Poor's 500(SM) (S&P 500(R)). The sub-adviser is FMR Co., Inc.

FIDELITY VIP GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The sub-adviser is FMR Co., Inc.

FIDELITY VIP HIGH INCOME PORTFOLIO -- seeks high level of current income, while also considering growth of capital. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited.

FIDELITY VIP OVERSEAS PORTFOLIO -- seeks long-term growth of capital. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited and Fidelity Investments Japan Limited.

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)
ADVISER: FIDELITY MANAGEMENT & RESEARCH COMPANY

FIDELITY VIP ASSET MANAGER PORTFOLIO -- seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity Investments Money Management, Inc. and Fidelity Investments Japan Limited.

FIDELITY VIP CONTRAFUND(R) PORTFOLIO -- seeks long-term capital appreciation. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited.

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO -- seeks to provide capital growth. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited.

FIDELITY VIP MID CAP PORTFOLIO -- seeks long-term growth of capital. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited.

FIDELITY VIP VALUE STRATEGIES FUND -- seeks capital appreciation. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors and Fidelity Investments Japan Limited.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (SERVICE CLASS 2)
ADVISER: FRANKLIN ADVISERS, INC. -- FT VIP FRANKLIN GROWTH AND INCOME SECURITIES
                                 FUND,
                                 FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES
                                 FUND AND
                                 FT VIP FRANKLIN SMALL CAP FUND
ADVISER: FRANKLIN ADVISORY SERVICES, LLC -- FT VIP FRANKLIN SMALL CAP VALUE SECURITIES FUND
ADVISER: FRANKLIN MUTUAL ADVISERS, LLC -- FT VIP MUTUAL SHARE SECURITIES FUND
ADVISER: TEMPLETON INVESTMENT COUNSEL, LLC-- FT VIP TEMPLETON FOREIGN SECURITIES FUND

FT VIP FRANKLIN GROWTH AND INCOME SECURITIES FUND -- seeks capital appreciation with current income as a secondary goal. The Fund normally invests mainly in a broadly diversified portfolio of equity that the Fund's manager considers to be financially strong, but undervalued by the market.

FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND -- seeks capital appreciation. The Fund normally invests at least 80% of its net assets in investments of large capitalization companies. For this Fund, large-cap companies are those with market cap values within those of the top 50% of companies in the Russell 1000 Index, at the time of purchase.

FT VIP FRANKLIN SMALL CAP FUND -- seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies. For this Fund, small-cap companies are those with market cap values not exceeding (i) $1.5 billion; or (ii) the highest market capitalization value in the Russell 2000(R) Index, whichever is greater, at the time of purchase.

FT VIP FRANKLIN SMALL CAP VALUE SECURITIES FUND -- seeks long-term total return. The Fund normally invests in investments of small capitalization companies. For this Fund, small-cap companies are those with market cap values not exceeding $2.5 billion, at the time of purchase. The Fund invests in small companies that Fund's manager believes are undervalued.

FT VIP MUTUAL SHARES SECURITIES FUND -- seeks capital appreciation, with income as a secondary goal. The Fund normally invests mainly in U.S. equity securities that the Fund's manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value), including undervalued stocks, merger/risk arbitrage securities and distressed companies.

FT VIP TEMPLETON FOREIGN SECURITIES FUND -- seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

JANUS ASPEN SERIES (SERVICE SHARES)
ADVISER: JANUS CAPITAL

JANUS ASPEN GROWTH AND INCOME PORTFOLIO -- seeks long-term capital growth and current income.

JANUS ASPEN GROWTH PORTFOLIO -- seeks long-term growth of capital in a manner consistent with the preservation of capital.

MFS(R) VARIABLE INSURANCE TRUST(SM) (SERVICE CLASS)
ADVISER: MFS INVESTMENT MANAGEMENT(R)

MFS(R) MID CAP GROWTH SERIES -- seeks long-term growth of capital.

MFS(R) NEW DISCOVERY SERIES -- seeks capital appreciation.

MFS(R) TOTAL RETURN SERIES -- seeks mainly to provide above-average income consistent with the prudent employment of capital and secondarily to provide a reasonable opportunity for growth of capital and income.

MFS(R) UTILITIES SERIES -- seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)
ADVISER: OPPENHEIMERFUNDS, INC.

OPPENHEIMER BALANCED FUND/VA -- seeks a high total investment return, which includes current income and capital appreciation in the value of its shares. This Fund was formerly known as Oppenheimer Multiple Strategies Fund/VA.

OPPENHEIMER CAPITAL APPRECIATION FUND/VA -- seeks capital appreciation by investing in securities of well-known, established companies.

OPPENHEIMER GLOBAL SECURITIES FUND/VA -- seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities

OPPENHEIMER HIGH INCOME FUND/VA -- seeks a high level of current income from investment in lower-grade, high-yield debt securities.

OPPENHEIMER MAIN STREET FUND/VA -- seeks high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
ADVISER: PIONEER INVESTMENT MANAGEMENT, INC.

PIONEER EMERGING MARKETS VCT PORTFOLIO -- invests primarily in securities of emerging market issuers for long-term growth of capital.

PIONEER REAL ESTATE SHARES VCT PORTFOLIO -- invests primarily in equity securities of REITs and other real estate industry issuers for long-term growth of capital. Current income is the portfolio's secondary investment objective.

SCUDDER INVESTMENT VIT FUNDS
ADVISER: DEUTSCHE ASSET MANAGEMENT INC.

SCUDDER VIT EAFE EQUITY INDEX -- seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Morgan Stanley Capital International ("MSCI") EAFE(R) Index which emphasizes stocks of companies in major markets in Europe, Australia and the Far East. The Fund will pursue its objective by investing primarily in the securities of the companies included in the benchmark and derivative instruments, such as future contracts and options, relating to the benchmark. The sub-adviser is Northern Trust Investments, Inc.

SCUDDER VIT SMALL CAP INDEX -- seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000 Index which emphasizes stocks of small U.S. companies. The Fund will pursue its instruments, such as future contracts and options, relating to the benchmark. The sub-adviser is Northern Trust Investments, Inc.

SCUDDER VARIABLE SERIES II
ADVISER: DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.

SCUDDER TECHNOLOGY GROWTH PORTFOLIO -- seeks growth of capital. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of U.S. companies in the technology sector.

SVS DREMAN FINANCIAL SERVICES PORTFOLIO -- seeks to provide long-term capital appreciation. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities (mainly common stocks) of financial services companies. The sub-adviser is Dreman Value Management L.L.C.

T. ROWE PRICE INTERNATIONAL SERIES, INC.
ADVISER: T. ROWE PRICE INTERNATIONAL, INC.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO -- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. The sub-adviser is T. Rowe Price Associates, Inc.

If there is a material change in the investment policy of a fund, we will notify you of the change. If you have Policy Value allocated to that fund, you may without charge reallocate the Policy Value to another fund or to the Fixed Account. We must receive your written request within 60 days of the LATEST of the:

     -    Effective date of the change in the investment policy OR
     -    Receipt of the notice of your right to transfer.

                                   THE POLICY

The Company is not currently issuing new Policies. This Prospectus provides only a very brief overview of the more significant aspects of the Policy and of the Company's administrative procedures, for the benefit of the Company's current Policyowners. The Policy together with its attached application constitutes the entire agreement between you and the Company.

HOW DO I COMMUNICATE WITH THE COMPANY?

You may contact us at the address or telephone number shown on the back cover of this Prospectus or by contacting your financial representative.

EFFECTIVE DATE OF TRANSACTIONS
Once your Policy is in force, the effective date of payments, forms and requests you send is usually determined by the day and time we receive the item in good order at the mailing address that appears in this Prospectus. "Good order" means that we have received all information, letters, forms or other documents, completed to our satisfaction, which we believe are necessary to process the transaction. Premium payments, loan requests, transfer requests, loan payments or withdrawal or surrender requests that we receive in good order before the close of business (usually 4:00 p.m. Eastern time, or the close of the New York Stock Exchange, if earlier) on a business day will normally be effective as of the end of that day, unless the transaction is scheduled to occur on another business day. If we receive your payment or request after the close of business on a business day, your payment or request will be effective as of the end of the next business day. If a scheduled transaction falls on a day that is not a business day, we'll process it as of the end of the next business day.

Other forms, notices and requests are normally effective on the day that we receive them in good order, unless the transaction is scheduled to occur on another business day. Assignments, change of owner and change of beneficiary forms are effective as of the day you sign the assignment or form, once we receive them in good order.

WRITTEN REQUESTS
Whenever this Prospectus refers to a communication as a "written request," it means in writing, in form and substance reasonably satisfactory to us, and received at the mailing address indicated on the front cover of this Prospectus. We will process the transaction when the written request is received in good order. For some transactions, including assignments and surrender of the Policy, we require you to use Company-approved forms. You may obtain Company-approved forms by calling 1-800-533-7881.

TELEPHONE REQUESTS
You have the privilege to make telephone requests. The Company and our agents and affiliates will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, we may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others things, requiring some form of personal identification prior to acting upon instructions received by telephone. All transfer instructions by telephone are tape-recorded.

We cannot guarantee that you will always be able to reach us to complete a telephone transaction. We reserve the right to modify or discontinue the privilege to make requests by telephone at any time without prior notice. Under these circumstances, you should submit your request in writing or other form acceptable to us.

HOW DO I APPLY FOR A POLICY?

The Company is not currently issuing new Policies. The following describes the Company's past procedures used in issuing the Policies.

After receiving a completed application or enrollment form from a prospective Policy owner, we begin underwriting to decide the insurability of the proposed Insured. We may require medical examinations and other information before deciding insurability. We issue a Policy only after underwriting has been completed. We may reject an application or enrollment form that does not meet our underwriting guidelines, but in underwriting insurance, the Company complies with all applicable federal and state prohibitions concerning unfair discrimination.

If a prospective Policy owner makes an initial payment of at least one minimum monthly payment, we will provide fixed conditional insurance during underwriting. The fixed conditional insurance will be the insurance applied for, up to a maximum of $500,000, depending on age and underwriting class. This coverage will continue for a maximum of 90 days from the date of the application or enrollment form or, if required, the completed medical exam. If death is by suicide, we will return only the premium paid.

If no fixed conditional insurance was in effect, on Policy delivery we will require a sufficient payment to place the insurance in force. If you made payments before the date of issue, we will allocate the payments to the Fixed Account. IF THE POLICY IS NOT ISSUED AND ACCEPTED BY YOU, THE PAYMENTS WILL BE RETURNED TO YOU WITHOUT INTEREST.

If the Policy is issued, we will allocate your Policy Value on issuance according to your instructions. However, if your Policy provides for a full refund of payments under its "Right to Examine Policy" provision as required in your state, we will initially allocate your sub-account investments to the AIT Money Market Fund. This allocation to the AIT Money Market Fund will be until the fourth day after the expiration of the "Right to Examine Policy" provision of your policy.

After this, we will allocate all amounts according to your investment choices.

CAN I EXAMINE AND CANCEL THE POLICY OR AN INCREASE IN FACE AMOUNT?

Yes. The Policy provides for a "free look" period. You have the right to examine and cancel your Policy by returning it to us or to one of our representatives on or before 10 days after you receive the Policy. There may be a longer period in certain jurisdictions; see the "Right to Examine Policy" provision in your Contract.

The "Right to Examine Policy" provision of your Policy describes the refund provisions that are in effect in your state. Some states require a full refund of your entire payments. Where required by state law, however, your refund will be the GREATER of
     -    Your entire payment OR
     - The Policy Value PLUS deductions under the Policy for taxes, charges or fees.

If your Policy does not provide for a full refund, you will receive
     -    Amounts allocated to the Fixed Account PLUS
     -    The Policy Value in the Variable Account PLUS
     -    All fees, charges and taxes which have been imposed.

We will generally mail a refund to you within seven days. We may delay a refund of any payment made by check until the check has cleared your bank.

INCREASES IN FACE AMOUNT
After an increase in Face Amount, you also have a right to cancel the increase. After an increase in Face Amount, we will mail or deliver a notice of the free look for the increase. You will have the right to cancel the increase on or before the 10 days after you receive the notice. There may be a longer period in certain jurisdictions; see the "Right to Examine Policy" provision in your Contract.

On canceling the increase, you will receive a credit to your Policy Value of the charges deducted for the increase. Upon request, we will refund the amount of the credit to you. We will waive any surrender charge computed for the increase.

WHAT ARE THE ADVANTAGES OR DISADVANTAGES OF THE TERM RIDER?

The Policy may be issued with a Term Rider that is attached to the Policy. Life insurance protection can be provided entirely through the Death Benefit provided by the Policy (called "base coverage") or it can be provided through a combination of base coverage and term insurance protection provided by the Term Rider. The minimum amount of term insurance protection that may be purchased under the Term Rider is $50,000, while the maximum amount cannot exceed 8 (eight) times the base coverage under the Policy as of the date of issue.

Depending upon your circumstances, there may be certain advantages and disadvantages in purchasing insurance protection under the Term Rider:

     - The Policy's Surrender Charge and Monthly Expense Charge do not apply to the Term Rider.
     - Currently, we charge lower cost of insurance ("COI") rates for coverage under the Term Rider than for the base coverage under the Policy. We reserve the right to change the current COI rates both for the Term Rider and for the base coverage under the Policy. The guaranteed maximum COI rates for the Term Rider are higher than the guaranteed maximum COI rates for the base coverage under the Policy.
     - As a result of the above, if the current COI charges for the Term Rider are lower than the COI charges for the base Policy, a Policy with a Term Rider will generally have either (1) a lower premium or
          (2) if the premium is the same, a higher build-up in Policy Value, as compared to a Policy issued with only base coverage. Conversely, if the COI charges for the Term Rider are higher than the COI for the base policy, a Policy with a Term Rider may have a (1) a higher premium or (2) a lower build-up in Policy value, as compared to a Policy issued only with base coverage.
     - Under the Term Rider, the term insurance coverage ends at age 100. In contrast, the "base coverage" under the Policy continues for the life of the insured, as long as the Policy is in effect on the Policy anniversary nearest the Insured's age 100.
     - If the Guaranteed Death Benefit is in effect, its guaranty only applies to the base coverage under the Policy and not to the term insurance coverage under the Term Rider. (The Guaranteed Death Benefit is not available in all states.)
     - In the event of the terminal illness of the insured or permanent confinement in a nursing home, the term insurance coverage under the Term Rider is not available for acceleration under the Living Benefit Rider. (The Living Benefit Rider is not available in all states.)

In the event the Death Benefit is increased pursuant to the Guideline Minimum Death Benefit provisions (see DEATH BENEFIT - What is the Guideline Minimum Death Benefit? and What are the Guideline Premium Test and Cash Value Accumulation Test?): (1) the term insurance benefit under the Term Rider will be automatically reduced by the amount of any increase in the benefit.

CAN I MAKE FUTURE CHANGES UNDER MY POLICY?

Yes. There are several changes you can make after receiving your Policy, within limits. You may:
     -    Cancel your Policy under its right-to-examine provision
     -    Transfer your ownership to someone else
     -    Change the beneficiary
     - Change the allocation of payments, with no tax consequences under current law
     -    Make transfers of Policy Value among the funds
     -    Adjust the Death Benefit by increasing or decreasing the Face Amount
     - Change your choice of Death Benefit Options between Death Benefit Option 1 and Death Benefit Option 2
     -    Add or remove certain optional insurance benefits

CAN I CHANGE THE FACE AMOUNT OF THE POLICY?

You may increase or decrease the Face Amount by written request. An increase or decrease in the Face Amount takes effect on the LATER of the:
     - The monthly processing date on or next following date of receipt of your written request or
     - The date of approval of your written request, if evidence of insurability is required

INCREASES IN THE FACE AMOUNT
You must submit with your written request for an increase satisfactory evidence of insurability. The consent of the Insured is also required whenever the Face Amount is increased. An increase in Face Amount may not be less than $10,000. You may not increase the Face Amount after the Insured reaches age 85. A written request for an increase must include a payment if the policy value less debt is less than the sum of three minimum monthly payments.

We will also compute a new surrender charge based on the amount of the increase. An increase in the Face Amount will increase the insurance protection amount and, therefore, the Monthly Insurance Protection charges. After increasing the Face Amount, you will have the right, during a free-look period, to have the increase canceled. If you exercise this right, we will credit to your Policy the charges deducted for the increase, unless you request a refund of these charges.

DECREASES IN THE FACE AMOUNT
You may decrease the Face Amount by written request. The minimum amount for a decrease in Face Amount is $10,000. The minimum Face Amount required after a decrease is $50,000. If
     - you have chosen the Guideline Premium Test and the Policy would not comply with the maximum payment limitations under federal tax law; and
     - If you have previously made payments in excess of the amount allowed for the lower Face Amount, then the excess payments will first be used to repay Outstanding Loans, if any. If there are any remaining excess payments, we will pay any such excess to you. A return of Policy Value may result in tax liability to you.

A decrease in the Face Amount will lower the insurance protection amount and, therefore, the Monthly Insurance Protection charge. In computing the Monthly Insurance Protection charge, a decrease in the Face Amount will reduce the Face Amount in the following order:
     -    the Face Amount provided by the most recent increase;
     -    the next most recent increases successively; and
     -    the initial Face Amount

On a decrease in the Face Amount, we will deduct from the Policy Value, if applicable, any surrender charge. You may allocate the deduction to one sub-account. If you make no allocation, we will make a pro-rata allocation. We will reduce the surrender charge by the amount of any surrender charge deducted.

HOW DO I MAKE PAYMENTS?

Payments are payable to the Companies. Payments may be made by mail to the address indicated in this prospectus or through our authorized representative. All payments after the initial payment are credited to the Variable Account or Fixed Account on the date of receipt at the Principal Office Payments we receive in proper from before the close of business (usually 4:00 p.m. Eastern time, or the close of the New York Stock Exchange, if earlier) on a business day will normally be credited to the Variable Account or the Fixed Account as of the end of that day. If we receive your payment after the close of business on a business day, your payment or request will be effective as of the end of the next business day.

You may establish a schedule of planned payments. If you do, we will bill you at regular intervals. Making planned payments will not guarantee that the Policy will remain in force. The Policy will not necessarily lapse if you fail to make planned payments. You may make unscheduled payments before the Final Payment Date or skip planned payments. If the Guaranteed Death Benefit is in effect, there are certain minimum payment requirements.

PREMIUM FLEXIBILITY
The Policy does not limit payments as to frequency and number. As long as a payment does not increase the death benefit by more than the amount of the payment, additional payments may be made at any time before the Final Payment Date. However, you must provide evidence of insurability as a condition to our accepting any payment that would increase the Insurance Protection Amount (the death benefit less the Policy Value). If a payment would increase the Insurance Protection Amount, we will return the payment to you. We will not accept any additional payments which would increase the Insurance Protection Amount and shall not provide any additional death benefit until (1) evidence of insurability for the Insured has been received by the Company and (2) the Company has notified you that the Insured is in a satisfactory underwriting class. You may then make payments that increase the Insurance Protection Amount for 60 days (but not later than the Final Payment Date) following the date of such notification by us.

No payment may be less than $100 without our consent. You may choose a monthly automatic payment method of making payments. Under this method, each month we will deduct payments from your checking account and apply them to your Policy. The minimum automatic payment allowed is $50. Payments must be sufficient to provide a positive policy value (less Outstanding Loans) at the end of each Policy month or the Policy may lapse.

During the first 48 Policy months following the Date of Issue or an increase in Face Amount, a guarantee may apply to prevent the Policy from lapsing. The guarantee will apply during this period if you make payments that, when reduced by policy loans, partial withdrawals and partial withdrawal costs, equal or exceed the required minimum monthly payments. The required minimum monthly payments are based on the number of months the Policy, increase in Face Amount or policy change that causes a change in the minimum monthly payment has been in force. MAKING MONTHLY PAYMENTS EQUAL TO THE MINIMUM MONTHLY PAYMENTS DOES NOT GUARANTEE THAT THE POLICY WILL REMAIN IN FORCE, EXCEPT AS STATED IN THIS PARAGRAPH.

Under Death Benefit Option 1 and Death Benefit Option 2, total payments may not exceed the current maximum payment limits under federal tax law. These limits will change with a change in Face Amount, underwriting reclassifications, the addition or deletion of an optional insurance benefit, or a change between Death Benefit Option 1 and Death Benefit Option 2. Where total payments would exceed the current maximum payment limits, the excess first will be applied to repay any Outstanding Loans. If there are remaining excess payments, any such excess payments will be returned to you. However, we will accept a payment needed to prevent Policy lapse during a Policy year. See TERMINATION AND REINSTATEMENT.

HOW DO I ALLOCATE MY NET PAYMENTS?

The net payment equals the payment made less the payment expense charge. In the application or enrollment form for your Policy, you decide the initial allocation of the net payment among the Fixed Account and the sub-accounts. You may allocate payments to one or more of the sub-accounts. The minimum amount that you may allocate to a sub-account is 1.00% of the net payment. Allocation percentages must be in whole numbers (for example, 33 1/3% may not be chosen) and must total 100%.

If your Policy provides for a full refund under its "Right to Examine Policy" provision as required in your state, we will allocate all sub-account investments to the AIT Money Market Fund until the fourth day after the expiration of the "Right to Examine Policy" provision of your policy. After this, we will allocate all amounts as you have chosen.

FUTURE CHANGES ALLOWED
You may change the allocation of future net payments by written request or telephone request. An allocation change will take effect on the date of receipt of the request in good order at the Principal Office. No charge is currently imposed for changing payment allocation instructions. We reserve the right to impose a charge in the future, but guarantee that the charge will not exceed $25.

CAN I MAKE TRANSFERS AMONG THE ACCOUNTS?

Yes. Subject to our then current rules, you may transfer amounts among the sub-accounts or between a sub-account and the Fixed Account. (You may not transfer that portion of the Policy Value held in the Fixed Account that secures a Policy loan.) We will make transfers at your written request or telephone request, as described below. Transfers are effected at the value next computed after receipt of the transfer request in good order. If we receive a transfer request after the close of business (generally 4:00 p.m. Eastern time or the close of the New York Stock Exchange, if earlier), it will be effected at the end of the next business day.

IS THE TRANSFER PRIVILEGE SUBJECT TO ANY LIMITATIONS?

Yes. The transfer privilege is subject to our consent. We reserve the right to impose limits on transfers including, but not limited to, the:

     -    Minimum or maximum amount that may be transferred,
     - Minimum amount that may remain in a sub-account following a transfer from that sub-account,
     -    Minimum period between transfers, and
     -    Maximum number of transfers in a period.

Transfers to and from the Fixed Account are currently permitted only if:

     - the amount transferred from the Fixed Account in each transfer may not exceed the lesser of $100,000 or 25% of the Policy Value under the Policy.
     - You may make only one transfer involving the Fixed Account in each policy quarter.

If you request a transfer from a Sub-Account that is higher than your Policy Value in the Sub-Account on the Valuation Date for the transfer request (for example, if you request a transfer of $100 from a Sub-Account and the Policy Value in the Sub-Account is only $98 on the Valuation Date), we will transfer all of the Policy Value in the Sub-Account.

Currently, the first 12 transfers in a Policy year are free. After that, we will deduct a $10 transfer charge from amounts transferred in that Policy year. We reserve the right to increase the charge, but we guarantee the charge will never exceed $25. Any transfers made for a conversion privilege, policy loan or material change in investment policy or under an automatic transfer option will not count toward the 12 free transfers.

These rules are subject to change by the Company.


ARE THERE RESTRICTIONS ON DISRUPTIVE TRADING?

This Policy is not designed for use by individuals, professional market timing organizations, or other entities that engage in short-term trading, frequent transfers, programmed transfers or transfers that are large in relation to the total assets of an Underlying Fund (collectively, "Disruptive Trading"). These activities may require the Underlying Fund to maintain undesirable large cash positions or frequently buy or sell portfolio securities. Such transfers may dilute the value of the Underlying Fund's shares, interfere with the efficient management of the Underlying Fund's portfolio, and increase brokerage and administrative costs of the Underlying Funds. As a result, Disruptive Trading may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Policy Owners.

In order to protect our Policy Owners and the Underlying Funds from potentially harmful trading activity, we utilize certain policies and procedures that are designed to detect and prevent disruptive trading among the Underlying Funds (the "Disruptive Trading Procedures"). Our Disruptive Trading Procedures consider certain factors in order to identify Disruptive Trading activity, including the following:

-    the number of transfers made over a period of time;

-    the length of time between transfers;

- whether the transfers follow a pattern that appears to be designed to take advantage of short term market fluctuations, particularly within certain Underlying Funds;

-    the dollar amount(s) requested for transfers; and

- whether the transfers are part of a group of transfers made by a third party on behalf of several individual Policy Owners; and

-    the investment objectives and/or size of the Underlying Funds.

We may increase our monitoring of Policy Owners who engage in what we perceive to be disruptive trading, including investigating the transfer patterns within multiple contracts owned by the same Policy Owners. We will also investigate any patterns of disruptive trading identified by the Underlying Funds that may not have been captured by our Disruptive Trading Procedures.

Our Disruptive Trading Procedures may vary from subaccount to subaccount, and may also vary due to differences in operational systems and contract provisions. The Disruptive Trading Procedures may limit the number of transfers a Policy Owner may make during a given period, may limit the number of times a Policy Owner may transfer into particular funds during a given period, may apply dollar or percentage limitations on transfers, and may establish restrictions as to the time or means of transfers (for example, transfer instructions may be required via facsimile or by a certain daily time cutoff), among other things. Subject to the terms of the Policy, the Company reserves the right to impose, without prior notice, additional or alternate restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners or other holders of the Underlying Funds.

In addition, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's investment adviser, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. If an Underlying Fund refuses a transfer request from the Company, the Company may not be able to effect certain allocations or transfers that a Policy Owner has requested.

The Company's ability to detect and deter Disruptive Trading and to consistently apply the Disruptive Trading Procedures may be limited by operational systems and technological limitations. Policy Owners seeking to engage in such transfer activities may employ a variety of strategies to avoid detection. Because identifying Disruptive Trading involves judgments that are inherently subjective, the Company cannot provide assurances that its Disruptive Trading Procedures will detect every Policy Owner who engages in disruptive trading. In addition, the terms of some contracts previously issued by the Company, historical practices or actions, or certain regulatory restrictions may limit the Company's ability to apply transfer or other restrictions.

If we are unable to detect Disruptive Trading or are unable to restrict Disruptive Trading because of contract provisions, you may experience dilution in the value of your Underlying Fund shares. There may be increased brokerage and administrative costs within the Underlying Funds, which may result in lower long-term returns for your investments. Additionally, because other insurance companies and/or retirement plans may invest in the Underlying Funds, we cannot guarantee that the Underlying Funds will not suffer harm from disruptive trading within the variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

IS THERE A DOLLAR-COST AVERAGING OPTION OR AUTOMATIC REBALANCING OPTION?

Yes. You may have automatic transfers of at least $100 a month made on a periodic basis:

     - from the Sub-Accounts which invest in the AIT Money Market Fund, AIT Government Bond Fund, and the Fixed Account, respectively, to one or more of the other Sub-Accounts ("Dollar-Cost Averaging Option"), or

     - to reallocate Policy Value among the Sub-Accounts ("Automatic Rebalancing Option").

Automatic transfers may be made on a monthly, bi-monthly, quarterly, semi-annual or annual schedule. The first automatic transfer counts as one transfer towards the 12 free transfers allowed in each Policy year; each subsequent automatic transfer is without charge and does not reduce the remaining number of transfers which may be made free of charge. Generally, all transfers will be processed on the 15th of each scheduled month. If the 15th is not a business day, however, or is the Monthly Payment Date, the automatic transfer will be processed on the next business day. The Dollar-Cost Averaging Option and the Automatic Rebalancing Option may not be in effect at the same time.

If the policy goes into a grace period (see WHAT ARE THE TERMINATION PROVISIONS OF THE POLICY? under TERMINATION AND REINSTATEMENT), automatic Dollar Cost Averaging and Automatic Account Rebalancing transactions are suspended. If you make sufficient payments to keep the policy in force, Dollar Cost Averaging and Automatic Account Rebalancing will resume with the next scheduled automatic transaction.

CAN I CONVERT MY POLICY INTO A FIXED POLICY?

Once during the first 24 months after the Date of Issue or after the effective date of an increase in Face Amount (assuming the Policy is in force), you may convert your Policy without Evidence of Insurability to a flexible premium adjustable life insurance policy with fixed and guaranteed minimum benefits. Assuming that there have been no increases in the initial Face Amount, you can accomplish this within 24 months after the Date of Issue by transferring, without charge, the Policy Value in the Variable Account to the General Account and by simultaneously changing your premium allocation instructions to allocate future premium payments to the General Account. Within 24 months after the effective date of each increase, you can transfer, without charge, all or part of the Policy Value in the Variable Account to the General Account and simultaneously change your premium allocation instructions to allocate all or part of future premium payments to the General Account.

Where required by state law, at your request the Company will issue a flexible premium adjustable life insurance Policy to you. The new Policy will have the same Face Amount, Issue Age, Dates of Issue, and Premium Class as the original Policy.

CAN I MAKE POLICY LOANS?

You may borrow money secured by your Policy Value at any time by written request, except during the Free Look Period. There is no minimum loan amount. The maximum total loan amount you may borrow is 100% of the difference between Policy Value and surrender charges. We will usually pay the loan within seven days after we receive the written request, but we may delay the payment of loans as stated in OTHER INFORMATION - "CAN THE COMPANY DELAY PAYMENTS TO ME?"

A Policy loan may be allocated among the General Account and one or more Sub-Accounts. If you do not make an allocation, the Company will make a Pro-Rata Allocation based on the amounts in the Accounts on the date the Company receives the loan request. The Policy Value in each Sub-Account equal to the Policy loan allocated to such Sub-Account will be transferred to the General Account as security for the loan, and the number of Accumulation Units equal to the Policy Value so transferred will be canceled. This will reduce the Policy Value in these Sub-Accounts. These transactions are not treated as transfers for purposes of the transfer charge.

NON-PREFERRED LOAN
We will charge interest on the amount of the loan at an annual rate of interest that is guaranteed not to exceed 6%. The loan interest rate charged by us accrues daily. However, we will also credit interest on the Policy Value securing the loan that is transferred to the Fixed Account. As long as the Policy is in force, the Policy Value in the General Account that is security for the loan will be credited with interest at an effective annual yield of at least 4.00% per year. NO OTHER INTEREST WILL BE CREDITED.

PREFERRED LOAN OPTION
The preferred loan option is automatically available to you, unless you request otherwise. The preferred loan option is available on that part of an Outstanding Loan that is attributable to policy earnings. The term "policy earnings" means that portion of the Policy Value that exceeds the sum of the payments made less all partial withdrawals and partial withdrawal charges.

The annual loan interest rate charged for Preferred Loans is guaranteed not to exceed 4.50% The loan interest accrues daily. As long as the Policy is in force, the Policy Value in the General Account that is security for the loan amount will be credited with interest at an effective annual yield of at least 4.00% per year. NO OTHER INTEREST WILL BE CREDITED.

A request for a preferred loan after the Final Payment Date will terminate the optional Guaranteed Death Benefit. You may change a preferred loan to a non-preferred loan at any time upon written request. There is some uncertainty as to the tax treatment of a preferred loan, which may be treated as a taxable distribution from the Policy. You should consult a qualified tax adviser (and see FEDERAL TAX CONSIDERATIONS).

REPAYMENT OF OUTSTANDING LOANS
You may repay any loans before Policy lapse. We will allocate that part of the Policy Value in the Fixed Account that secured a repaid loan to the sub-accounts and Fixed Account according to your instructions. If you do not make a repayment allocation, we will allocate Policy Value according to your most recent payment allocation instructions. However, loan repayments allocated to the Variable Account cannot exceed Policy Value previously transferred from the Variable Account to secure the Outstanding Loan.

If the Outstanding Loan exceeds the policy value less the next monthly deduction, the Policy will terminate. We will mail a notice of termination to the last known address of you and any assignee. If you do not make sufficient payment within 62 days after this notice is mailed, the Policy will terminate with no value. See TERMINATION AND REINSTATEMENT. The foreclosure of an Outstanding Loan will terminate the optional Guaranteed Death Benefit.

EFFECT OF POLICY LOANS
Policy loans may be repaid at any time prior to the lapse of the Policy. However, because Policy loans do not participate in the investment experience of the Separate Account, Policy loans will permanently affect the Policy Value and Surrender Value and may permanently affect the Death Proceeds, whether or not the loan is repaid. The effect could be favorable or unfavorable, depending upon whether the investment performance of the Sub-Account(s) is less than or greater than the interest credited to the Policy Value in the General Account that is security for the loan. Outstanding Policy loans and the accrued interest will be deducted from the proceeds payable upon the death of the Insured or surrender.

We will deduct any Outstanding Loan from the proceeds payable is the Policy is surrendered or when the Insured dies.

CAN I SURRENDER THE POLICY?

You may surrender the Policy and receive its surrender value. You must use Company-approved forms to surrender the Policy. You may obtain Company-approved forms by calling 1-800-533-7881. The Surrender Value will be calculated as of the Valuation Date on which the Policy and completed surrender forms are received in good order at the Principal Office.

The surrender value is:
     -    The Policy Value MINUS
     -    Any Outstanding Loan and surrender charges

We will deduct a surrender charge if you surrender the Policy within 10 full Policy years of the Date of Issue or increase in Face Amount.

The surrender value may be paid in a lump sum or under a payment option then offered by us. We will normally pay the surrender value within seven days following our receipt of written request. We may delay benefit payments under certain circumstances; see OTHER POLICY PROVISIONS - CAN THE COMPANY DELAY PAYMENTS TO ME?

A surrender may have tax consequences. See FEDERAL TAX CONSIDERATIONS.

CAN I MAKE PARTIAL WITHDRAWALS?

After the first Policy year, you may withdraw part of the surrender value of your Policy on written request. A partial withdrawal may be subject to Partial Withdrawal Charges, and may have tax consequences. See FEDERAL TAX CONSIDERATIONS. A partial withdrawal after the Final Payment Date will terminate a Guaranteed Death Benefit.

Each partial withdrawal must be at least $500. Your written request must state the dollar amount you wish to receive. You may allocate the amount withdrawn among the sub-accounts and the Fixed Account. If you do not provide allocation instructions, we will make a pro-rata allocation. We will normally pay the partial withdrawal within seven days following our receipt of written request. We may delay payment as described in OTHER INFORMATION - "CAN THE COMPANY DELAY PAYMENTS TO ME?"

Under Death Benefit Option 1 and Death Benefit Option 3 (the Level Death Benefit Options), the Face Amount is reduced by the partial withdrawal. We will not allow a partial withdrawal if it would reduce the Face Amount below $40,000. On a partial withdrawal from a sub-account, we will cancel the number of units equal in value to the amount withdrawn. The amount withdrawn will be the amount you requested plus the partial withdrawal costs.

HOW IS THE POLICY VALUE CALCULATED?

The Policy Value is the total value of your Policy. It is the SUM of your accumulation in the fixed account PLUS The value of your Units in the sub-accounts. There is no guaranteed minimum policy value. Policy value on any date depends on variables that cannot be predetermined.

Your Policy Value is affected by the:
     -    Frequency and amount of your net payments
     -    Interest credited in the Fixed Account
     -    Investment performance of your sub-accounts
     -    Partial withdrawals
     -    Loans, loan repayments and loan interest paid or credited
     -    Charges and deductions under the Policy
     -    Death Benefit Option

COMPUTING POLICY VALUE
We compute the Policy Value on the Date of Issue and on each Valuation Date. On the Date of Issue, the Policy Value is:
     -    Accumulations in the Fixed Account, MINUS
     -    The Monthly Deductions due

On each Valuation Date after the Date of Issue, the Policy Value is the SUM of:
     -    Accumulations in the Fixed Account PLUS
     -    The SUM of the products of:
           -    The number of units in each sub-account TIMES
           -    The value of a unit in each sub-account on the Valuation Date

THE UNIT
We allocate each net payment to the sub-accounts you selected. We credit allocations to the sub-accounts as units. Units are credited separately for each sub-account.
The number of units of each sub-account credited to the Policy is the QUOTIENT of:
     -    That part of the net payment allocated to the sub-account DIVIDED BY
     - The dollar value of a unit on the Valuation Date the payment is received at our Principal Office.

The number of units will remain fixed unless changed by a split of unit value, transfer, partial withdrawal or surrender. Also, each deduction of charges from a sub-account will result in cancellation of units equal in value to the amount deducted.

The dollar value of a unit of a sub-account varies from Valuation Date to Valuation Date based on the investment experience of that sub-account. This investment experience reflects the investment performance, expenses and charges of the fund in which the sub-account invests. The value of each unit was set at $1.00 on the first Valuation Date of each sub-account. The value of a unit on any Valuation Date is the PRODUCT of:

     -    The dollar value of the unit on the preceding Valuation Date TIMES
     -    The net investment factor.

Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, partial withdrawal, or surrender of a Policy is received) when there is a sufficient degree of trading in an Underlying Fund's securities such that the current net asset value of the Sub-Accounts may be affected materially.

NET INVESTMENT FACTOR
The net investment factor measures the investment performance of a sub-account during the valuation period just ended. The net investment factor for each sub-account is 1.0000 PLUS the QUOTIENT of:
     - The investment income of that sub-account for the valuation period, adjusted for realized and unrealized capital gains and losses and for taxes during the valuation period, DIVIDED BY
     - The value of that sub-account's assets at the beginning of the valuation period

The net investment factor may be greater or less than one.

                                THE DEATH BENEFIT

WHAT IS THE GUIDELINE MINIMUM DEATH BENEFIT?

In order to qualify as "life insurance" under the Federal tax laws, this Policy must provide a Guideline Minimum Death Benefit. The Guideline Minimum Death Benefit will be determined as of the date of death. If Death Benefit Option 1 or Death Benefit Option 2 is in effect, the Guideline Minimum Death Benefit is obtained by multiplying the Policy Value by a percentage factor for the Insured's attained age. If Death Benefit Option 3 is in effect, the Guideline Minimum Death Benefit is obtained by multiplying the Policy Value by a percentage for the Insured's attained age, sex, and underwriting class.

WHAT ARE THE GUIDELINE PREMIUM TEST AND CASH VALUE ACCUMULATION TEST?

Federal tax law requires a Guideline Minimum Death Benefit in relation to Policy Value for a Contract to qualify as life insurance. Under current Federal tax law, either the Guideline Premium Test or the Cash Value Accumulation Test can be used to determine if the Contract complies with the definition of "life insurance" under the Code. At the time of application, you may elect either of the tests. If you elect the Guideline Premium Test, you will have the choice of electing Death Benefit Option 1 or Death Benefit Option 2. If you elect the Cash Value Accumulation Test, Death Benefit Option 3 will apply.

There are two main differences between the Guideline Premium Test and the Cash Value Accumulation Test. First, the Guideline Premium Test limits the amount of premium that may be paid into a Contract, while no such limits apply under the Cash Value Accumulation Test. Second, the factors that determine the Guideline Minimum Death Benefit relative to the Policy Value are different. APPLICANTS FOR A POLICY SHOULD CONSULT A QUALIFIED TAX ADVISER IN CHOOSING BETWEEN THE GUIDELINE PREMIUM TEST AND THE CASH VALUE ACCUMULATION TEST AND IN CHOOSING A DEATH BENEFIT OPTION.

The Guideline Premium Test limits the amount of premiums payable under a Contract to a certain amount for an Insured of a particular age, sex, and underwriting class. Under the Guideline Premium Test, you may choose between Death Benefit Option 1 or Death Benefit Option 2, as described below. After issuance of the Contract, you may change the selection from Death Benefit Option 1 to Death Benefit Option 2, or vice versa.

The Cash Value Accumulation Test requires that the Death Benefit must be sufficient so that the cash Surrender Value does not at any time exceed the net single premium required to fund the future benefits under the Contract. Under the Cash Value Accumulation Test, required increases in the Guideline Minimum Death Benefit (due to growth in Policy Value) will generally be greater than under the Guideline Premium Test. If you choose the Cash Value Accumulation Test, ONLY Death Benefit Option 3 is available. You may NOT switch between Death Benefit Option 3 to Death Benefit Option 1 or to Death Benefit Option 2, or vice versa.

WHAT ARE THE DEATH BENEFIT OPTIONS?

DEATH BENEFIT OPTION 1 -- LEVEL DEATH BENEFIT WITH GUIDELINE PREMIUM TEST
Under Option 1, the Death Benefit is equal to the greater of the Face Amount or the Guideline Minimum Death Benefit, as set forth in Table A in Appendix A. The Death Benefit will remain level unless the Guideline Minimum Death Benefit is greater than the Face Amount. If the Guideline Minimum Death Benefit is greater than the Face Amount, the Death Benefit will vary as the Policy Value varies.

Death Benefit Option 1 will offer the best opportunity for the Policy Value to increase without increasing the Death Benefit as quickly as it might under the other options. The Death Benefit will never go below the Face Amount.

DEATH BENEFIT OPTION 2 -- ADJUSTABLE DEATH BENEFIT WITH GUIDELINE PREMIUM TEST Under Option 2, the Death Benefit is equal to the greater of (1) the Face Amount plus the Policy Value or (2) the Guideline Minimum Death Benefit, as set forth in Table A in Appendix A. The Death Benefit will vary as the Policy Value changes, but will never be less than the Face Amount.

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Death Benefit Option 2 will offer the best opportunity to have an increasing
Death Benefit as early as possible. The Death Benefit will increase whenever there is an increase in the Policy Value, and will decrease whenever there is a decrease in the Policy Value. The Death Benefit will never go below the Face Amount.

DEATH BENEFIT OPTION 3 -- LEVEL DEATH BENEFIT WITH CASH VALUE ACCUMULATION TEST

Under Option 3, the Death Benefit will equal the greater of (1) the Face Amount or (2) the Policy Value multiplied by the applicable factor as set forth in the Policy. The applicable factor depends upon the Underwriting Class, sex (unisex if required by law), and then-attained age of the Insured. The factors decrease slightly from year to year as the attained age of the Insured increases.

Death Benefit Option 3 will offer the best opportunity for an increasing death benefit in later Policy years and/or to fund the Policy at the "seven-pay" limit for the full seven years. When the Policy Value multiplied by the applicable death benefit factor exceeds the Face Amount, the Death Benefit will increase whenever there is an increase in the Policy Value, and will decrease whenever there is a decrease in the Policy Value. However, the Death Benefit will never go below the Face Amount.

ALL OF THE DEATH BENEFIT OPTIONS MAY NOT BE AVAILABLE IN ALL STATES.

CAN I CHANGE BETWEEN DEATH BENEFIT OPTIONS?

You may change between Death Benefit Option 1 and Death Benefit Option 2 once each Policy year by written request. YOU MAY NOT CHANGE BETWEEN DEATH BENEFIT OPTION 3 TO DEATH BENEFIT OPTION 1 OR TO DEATH BENEFIT OPTION 2, OR VICE VERSA. Changing options may require evidence of insurability. The change takes effect on the monthly processing date on or following the date of underwriting approval. We will impose no charge for changes in Death Benefit Options.

CHANGE FROM DEATH BENEFIT OPTION 1 TO DEATH BENEFIT OPTION 2
If you change Death Benefit Option 1 to Death Benefit Option 2, we will decrease the Face Amount to equal:
     -    The death benefit MINUS
     -    The Policy Value on the date of the change

The change may not be made if the Face Amount would fall below $50,000. After the change from Death Benefit Option 1 to Death Benefit Option 2, future Monthly Insurance Protection charges may be higher or lower than if no change in option had been made. However, the insurance protection amount will always equal the Face Amount, unless the Guideline Minimum Death Benefit applies.

CHANGE FROM DEATH BENEFIT OPTION 2 TO DEATH BENEFIT OPTION 1
If you change Death Benefit Option 2 to Death Benefit Option 1, we will increase the Face Amount by the Policy Value on the date of the change. The death benefit will be the GREATER of:

     -    The new Face Amount or
     -    The Guideline Minimum Death Benefit under Death Benefit Option 1

After the change from Death Benefit Option 2 to Death Benefit Option 1, an increase in Policy Value will reduce the insurance protection amount and the Monthly Insurance Protection charge. A decrease in Policy Value will increase the insurance protection amount and the Monthly Insurance Protection charge.

A change in Death Benefit Option may result in total payments exceeding the then current maximum payment limitation under federal tax law. Where total payments would exceed the current maximum payment limits, the excess first will be applied to repay any Outstanding Loans. If there are remaining excess payments, any such excess payments will be returned to you. However, we will accept a payment needed to prevent Policy lapse during a Policy year.

A change from Death Benefit Option 2 to Death Benefit Option 1 within five policy years of the Final Payment Date will terminate a Guaranteed Death Benefit.

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WHAT IS THE NET DEATH BENEFIT?

The Policy provides three Death Benefit Options: Death Benefit Option 1, Death Benefit Option 2, and Death Benefit Option 3, as described above. If the Policy is in force on the Insured's death, we will, upon due proof of death, pay the Net Death Benefit under the applicable Death Benefit Option to the named beneficiary. We will normally pay the Net Death Benefit within seven days of receiving due proof of the Insured's death, but we may delay payment of Net Death Benefits. The beneficiary may receive the Net Death Benefit in a lump sum or under a payment option.

The Net Death Benefit depends on the current Face Amount and Death Benefit Option that is in effect on the date of death. Before the Final Payment Date, the Net Death Benefit is:
- The death benefit provided under Death Benefit Option 1, Death Benefit Option 2, or Death Benefit Option 3, whichever is elected and in effect on the date of death, PLUS
- Any other insurance on the Insured's life that is provided by an optional benefit, MINUS
- Any Outstanding Loan, any partial withdrawals, partial withdrawal costs, and due and unpaid monthly charges through the Policy month in which the Insured dies.

After the Final Payment Date, if the Guaranteed Death Benefit is not in effect, the Net Death Benefit is generally the greater of:
- the Face Amount as of the Final Payment Date less any Outstanding Loan, any partial withdrawals and withdrawal charges; or
-    the Policy Value as of the date we receive due proof of death.

Where permitted by state law, we will compute the Net Death Benefit on
- The date we receive due proof of the Insured's death under Death Benefit Option 2 OR
-    The date of death for Death Benefit Options 1 and 3.

If required by state law, we will compute the Net Death Benefit on the date of death for Death Benefit Option 2 as well as for Death Benefit Options 1 and 3.

IS A GUARANTEED DEATH BENEFIT AVAILABLE?

An optional Guaranteed Death Benefit may be elected only at issue of the Policy, but may not be available in all states. If the Guaranteed Death Benefit is elected and in effect, we
     - guarantee that your Policy will not lapse regardless of the investment performance of the Variable Account and
     -    provide a guaranteed Net Death Benefit.

A one-time administrative charge of $25 will be deducted from Policy Value when the Guaranteed Death Benefit is elected. In order to maintain the Guaranteed Death Benefit, certain minimum premium payment tests must be met on each Policy anniversary and within 48 months following the Date of Issue and/or the date of any increase in Face Amount, as described below. Certain transactions, including policy loans, partial withdrawals, underwriting reclassifications, change in face amount, and change in Death Benefit Option, can result in the termination of the Guaranteed Death Benefit. If the Guaranteed Death Benefit is terminated, it cannot be reinstated.

GUARANTEED DEATH BENEFIT TESTS
While the Guaranteed Death Benefit is in effect, the Policy will not lapse if the following two tests are met:
1. Within 48 months following the Date of Issue of the Policy or of any increase in the Face Amount, the sum of the premiums paid, less any Outstanding Loans, partial withdrawals and withdrawal charges, must be greater than the minimum monthly payment multiplied by the number of months which have elapsed since the relevant Date of Issue; and
2.   On each Policy anniversary, (a) must exceed (b), where, since the Date of
     Issue:
     (a) is the sum of your premiums, less any withdrawals, partial withdrawal charges and Outstanding Loans, which is classified as a preferred loan; and

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     (b)  is the sum of the minimum Guaranteed Death Benefit premiums, as shown on the specifications page of the Policy.

GUARANTEED DEATH BENEFIT
If the Guaranteed Death Benefit is in effect on the Final Premium Payment Date, a guaranteed Death Benefit will be provided as long as the Guaranteed Death Benefit is not terminated. The Death Benefit will be the greater of:
     -    the Face Amount as of the Final Premium Payment Date; or
     -    the Policy Value as of the date we receive due proof of death.

TERMINATION OF THE GUARANTEED DEATH BENEFIT
The Guaranteed Death Benefit will end and may not be reinstated on the first to occur of the following:
     -    foreclosure of an Outstanding Loan; or
     - the date on which the sum of your payments less withdrawals and loans does not meet or exceed the applicable Guaranteed Death Benefit test (above); or
     -    any Policy change that results in a negative guideline level premium;
          or
     - the effective date of a change from Death Benefit Option 2 to Death Benefit Option 1, if such changes occur within 5 policy years of the Final Payment Date; or
     - a request for a partial withdrawal or preferred loan is made after the Final Premium Payment Date.

It is possible that the Policy Value will not be sufficient to keep the Policy in force on the first Monthly Payment Date following the date the Guaranteed Death Benefit terminates.

WHAT ARE THE DEATH BENEFIT PAYMENT OPTIONS?

On written request, the beneficiary under the Policy may elect to receive all or part of any payable Net Death Benefit under one or more payment options then offered by us. If an election is not made, we will pay the benefit in a single sum. If a Level Death Benefit Option is in effect on the date of death and there are any outstanding Policy Loans, the beneficiary may pay to us any amount that would otherwise be deducted from the death benefit.

The amounts payable under a payment option are paid from the general account. These amounts are not based on the investment experience of the Variable Account.

The amount applied under any one option for any one payee must be at least $5,000. The periodic payment for any one payee must be at least $50. Subject to the Policy Owner and beneficiary provisions, any option selection may be changed before the Net Death Benefit becomes payable. If you make no selection, the beneficiary may select an option when the Net Death Benefit becomes payable.

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                          TERMINATION AND REINSTATEMENT

WHAT ARE THE TERMINATION PROVISIONS OF THE POLICY?

Unless the Guaranteed Death Benefit is in effect, the Policy will terminate if:
     - Policy Value is insufficient to cover the next Monthly Deduction plus loan interest accrued OR
     -    Outstanding Loans exceed the Policy Value

If one of these situations occurs, the Policy will be in default. You will then have a grace period of 62 days, measured from the date of default, to pay a premium sufficient to prevent termination. On the date of default, we will send a notice to you and to any assignee of record. The notice will state the premium due and the date by which it must be paid.

During the grace period, automatic Dollar Cost Averaging ("DCA") and Automatic Account Rebalancing ("AAR") transactions are suspended. If you make sufficient payments to keep the Policy in force, DCA and AAR will resume with the next scheduled automatic transaction.

Failure to pay a sufficient premium within the grace period will result in Policy termination. If the Insured dies during the grace period, we will deduct from the Net Death Benefit any monthly charges due and unpaid through the Policy month in which the Insured dies and any other overdue charge.

During the first 48 Policy months following the Date of Issue or an increase in the Face Amount, a guarantee may apply to prevent the Policy from terminating because of insufficient Policy value. This guarantee applies if, during this period, you pay premiums that, when reduced by partial withdrawals and partial withdrawal costs, equal or exceed specified minimum monthly payments. The specified minimum monthly payments are based on the number of months the Policy, increase in Face Amount or policy change that causes a change in the minimum monthly payment has been in force. A policy change that causes a change in the minimum monthly payment is a change in the Face Amount, underwriting reclassifications, or the addition or deletion of an optional benefit. Except for the first 48 months after the Date of Issue or the effective date of an increase, payments equal to the minimum monthly payment do not guarantee that the Policy will remain in force.

If the optional Guaranteed Death Benefit is in effect, the Policy will not lapse regardless of the investment performance of the Variable Account. See "Guaranteed Death Benefit."

WHAT ARE THE REINSTATEMENT PROVISIONS OF THE POLICY?

If the Insured has not died, you may reinstate your Policy within three years after the grace period and before the Final Payment Date. The Insured must provide evidence of insurability subject to our then current underwriting standards. The reinstatement takes effect on the monthly processing date following the date you submit to us:
     -    Written application for reinstatement
     - Evidence of insurability showing that the Insured is insurable according to our underwriting rules and
     - A payment that, after the deduction of the payment expense charge, is large enough to cover the minimum amount payable, as described below.

Policies which have been surrendered may not be reinstated.

MINIMUM AMOUNT PAYABLE
If reinstatement is requested when less than 48 Monthly Deductions have been paid since the Date of Issue or increase in the Face Amount, you must pay for the lesser of three minimum monthly premiums and three Monthly Deductions. If you request reinstatement more than 48 Monthly Processing Dates from the Date of Issue or increase in the Face Amount, you must pay 3 monthly deductions.

SURRENDER CHARGE
The surrender charge on the date of reinstatement is the surrender charge that was in effect on the date of termination.

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

POLICY VALUE ON REINSTATEMENT
The Policy Value on the date of reinstatement is:
     - The net payment made to reinstate the Policy and interest earned from the date the payment was received at our Principal Office PLUS
     - The Policy Value less any Outstanding Loan on the date of default (not to exceed the surrender charge on the date of reinstatement) MINUS
     -    The Monthly Deductions due on the date of reinstatement

You may reinstate any Outstanding Loan.

                                       36
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                             CHARGES AND DEDUCTIONS

The following information repeats and expands upon information contained in SUMMARY OF RISKS AND BENEFITS: FEE TABLES. The charges described below will apply to your Policy under the circumstances described. Some of these charges apply throughout the Policy's duration. Other charges apply only if you choose options under the Policy.

The Policy may be issued with a Term Rider. Depending on your circumstances, it may be less costly to purchase more insurance coverage under the Term Rider than under the base Policy. The current cost of insurance charges for the insurance coverage provided by the Term Rider are equal to or lower than for the insurance coverage provided under the base Policy. In addition, while there will be a Monthly Optional Benefit Charge for the Term Rider, other charges under the Monthly Deduction will not apply to insurance coverage provided by the Term Rider.

The following charges will apply to your Policy under the circumstances described. Some of these charges apply throughout the Policy's duration. Other charges apply only if you choose options under the Policy.

WHAT CHARGES ARE DEDUCTED FROM PAYMENTS?

From each payment, we will deduct a Payment Expense Charge of 6.35%, which is composed of the following:

-    PREMIUM TAX CHARGE -- A current premium tax deduction of 2.35%;
- DEFERRED ACQUISITION COSTS ("DAC TAX") CHARGE -- A current DAC tax deduction of 1.00% of payments helps reimburse us for federal taxes imposed on our deferred acquisition costs of the Policies; and
- FRONT-END SALES LOAD -- From each payment, we will deduct a charge of 3.0% of the payment to partially compensate us for Policy sales expenses.

The 2.35% premium tax deduction approximates our average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.00%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, we do not expect to make a profit from this deduction. The 1.00% DAC tax deduction helps reimburse us for approximate expenses incurred from federal taxes for deferred acquisition costs ("DAC taxes") of the Policies. We deduct the 3.0% front-end sales load from each payment partially to compensate us for Policy sales expenses.

We reserve the right to increase or decrease the premium tax deduction or DAC tax deduction to reflect changes in our expenses for premium

WHAT IS THE MONTHLY DEDUCTION?

We deduct the following monthly charges (the "Monthly Deduction") from Policy
Value:

MONTHLY INSURANCE PROTECTION CHARGE
The Monthly Insurance Protection Charge will be charged on each monthly processing date until the Final Payment Date. This charge compensates us for providing life insurance coverage for the Insured. The charge is equal to a specified amount that varies with the sex (unisex rates required by state law), age, smoking status, and underwriting class of the Insured and Death Benefit Option selected, for each $1,000 of the Policy's Face Amount.

MONTHLY EXPENSE CHARGE
The Monthly Expense Charge will be charged on the monthly processing date for the first ten years after issue or an increase in Face Amount. This charge reimburses us for underwriting and acquisition costs. The charge is equal to a specified amount that varies with the age, sex, and underwriting class of the Insured, for each $1,000 of the Policy's Face Amount.

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

MONTHLY MAINTENANCE FEE
A deduction of $7.50 will be taken from the Policy Value on each monthly processing date up to the Final Payment Date to reimburse the Company for expenses related to issuance and maintenance of the Contract.

MONTHLY MORTALITY AND EXPENSE RISK CHARGE
This charge is currently equal to an annual rate of 0.35% of the Policy Value in each sub-account for the first 10 Policy years and an annual rate of 0.05% for Policy Year 11 and later. The charge is calculated based on the Policy Value in the sub-accounts of the Variable Account (but not the Fixed Account) as of the prior Monthly Processing Date. The Company may increase this charge, subject to state and federal law, to an annual rate of 0.60% of the Policy Value in each sub-account for the first 10 Policy years and an annual rate of 0.30% for Policy Year 11 and later. This charge compensates us for assuming mortality and expense risks for variable interests in the Policies. This charge will continue to be assessed after the Final Payment Date.

MONTHLY OPTIONAL BENEFIT CHARGES
These charges will vary based on the optional benefits selected and by the sex, age, and underwriting classification of the Insured.

HOW IS THE SURRENDER CHARGE CALCULATED?

A surrender charge will apply to a full surrender or decrease in Face Amount for up to 10 years from Date of Issue of the Policy or from the date of increase in Face Amount. The maximum surrender charge is equal to a specified amount that is based on the age, sex, and underwriting class (Smoker or Nonsmoker) of the Insured, for each $1,000 of the Policy's Face Amount. During the first year after issue or an increase in Face Amount, 100% of the surrender charge will apply to a full surrender or decrease in Face Amount. The amount of the Surrender Charges decreases by one-ninth (11.11%) annually to 0% by the 10th Contract year. If there are increases in the Face Amount, each increase will have a corresponding surrender charge. These charges will be specified in a supplemental schedule of benefits at the time of the increase.

WHAT CHARGES APPLY TO A PARTIAL WITHDRAWAL?

For each partial withdrawal, we deduct the following charges from Policy Value:
- A transaction fee of 2% of the amount withdrawn, not to exceed $25 for each partial withdrawal (including a Free 10% Withdrawal)
- A partial withdrawal charge of 5.0% (but not to exceed the amount of the outstanding surrender charge) of a withdrawal exceeding the "Free 10% Withdrawal," described below.

FREE 10% WITHDRAWAL
The partial withdrawal charge does not apply to:
- That part of a withdrawal equal to 10% of the Policy Value in a Policy year, less prior free withdrawals made in the same Policy year ("Free 10% Withdrawal")
-    Withdrawals when no surrender charge applies.

We impose the partial withdrawal charge on any withdrawal greater than the Free 10% Withdrawal. The charge is 5.0% of the excess withdrawal, up to the amount of the outstanding surrender charge. We will reduce the Policy's outstanding surrender charge by the amount of the partial withdrawal charge. If no surrender charge applies to the Policy at the time of the withdrawal, no partial withdrawal charge will apply.

The right to make the Free 10% Withdrawal is not cumulative from Policy year to Policy year. For example, if only 8% of Policy Value were withdrawn in the second Policy year, the amount you could withdraw in future Policy years would not be increased by the amount you did not withdraw in the second Policy year.

WHAT ARE THE TRANSFER CHARGES?

Currently, the first 12 transfers in a Policy year are free. We reserve the right to limit the number of free transfers in a Policy year to six. After that, we will deduct a $10 transfer charge from amounts transferred in that Policy year. We reserve the right to increase the charge, but it will never exceed $25. This charge reimburses us for the administrative costs of processing the transfer.

ARE THERE ANY OTHER ADMINISTRATIVE CHARGES?

The charges below are designed to reimburse us for Policy administrative costs, and apply under the following circumstances:

CHARGE FOR OPTIONAL GUARANTEED DEATH BENEFIT
A one time administrative charge of $25 will be deducted from Policy Value when the Guaranteed Death Benefit is elected.

We reserve the right to charge for other administrative costs we incur. While there are no current charges for these costs, we may impose a charge for:

-    Changing net payment allocation instructions
- Changing the allocation of the Monthly Deduction among the various sub-accounts
-    Providing a projection of values

WHAT ARE THE FUND EXPENSES?

The value of the units of the sub-accounts will reflect the investment advisory fee and other expenses of the funds whose shares the sub-accounts purchase. The prospectuses and statements of additional information of the Underlying Funds contain more information concerning the fees and expenses.

No charges are currently made against the sub-accounts for federal or state income taxes. Should income taxes be imposed, we may make deductions from the sub-accounts to pay the taxes. See FEDERAL TAX CONSIDERATIONS.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of the Policy, on loans, withdrawals, or surrenders, on Death Benefit payments, and on the economic benefit to you or the Beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of the present federal income tax laws as they currently are interpreted. From time to time legislation is proposed which, if passed, could significantly, adversely and possibly retroactively affect the taxation of the Policy. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

It should be recognized that the following summary of federal income tax aspects of amounts received under the Policy is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. Specifically, the discussion below does not address certain tax provisions that may be applicable if the Policyowner is a corporation or the Trustee of an employee benefit plan. A qualified tax adviser always should be consulted with regard to the application of law to individual circumstances.

HOW ARE THE COMPANY AND THE VARIABLE ACCOUNT TAXED?

The Company is taxed as a life insurance company under Subchapter L of the Code and files a consolidated tax return with its parent and affiliates. The Company does not expect to incur any income tax upon the earnings or realized capital gains attributable to the Variable Account. Based on this, no charge is made for federal income taxes which may be attributable to the Variable Account.

Periodically, the Company will review the question of a charge to the Variable Account for federal income taxes. Such a charge may be made in future years for any federal income taxes incurred by the Company. This might become necessary if the tax treatment of the Company ultimately is determined to be other than what the Company believes it to be, if there are changes made in the federal income tax treatment of variable life insurance at the Company level, or if there is a change in the Company's tax status. Any such charge would be designed to cover the federal income taxes attributable to the investment results of the Variable Account.

Under current laws the Company also may incur state and local taxes (in addition to premium taxes) in several states. At present these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes paid, or reserves for such taxes, attributable to the Variable Account.

HOW ARE THE POLICIES TAXED?

The Company believes that the Policy described in this Prospectus will be considered a life insurance contract under Section 7702 of the Code, which generally provides for the taxation of life insurance policies and places limitations on premiums and the relationship of the Policy Value to the Insurance Amount at Risk. If a Policy qualifies as life insurance under Section 7702 of the Code, (1) the Death Proceeds are excludable from the gross income of the Beneficiary, and (2) any increase in the Policy Value is not taxable until received by the Policyowner or the Policyowner's designee. However, if a Policy fails to qualify as life insurance under Section 7702, the Policy will not provide most of the tax advantages normally provided by life insurance. The Company reserves the right to amend the Policies to comply with any future changes in the Code, any regulations or rulings under the Code and any other requirements imposed by the Internal Revenue Service. WHAT ARE MODIFIED ENDOWMENT POLICIES AND HOW ARE THEY TAXED?, below.

Depending upon the circumstances, a surrender, partial withdrawal, change in the Sum Insured Option, change in the Face Amount, lapse with Policy loan outstanding or assignment of the Policy may have tax consequences. In particular, under specified conditions, a distribution under the Policy during the first 15 years from Date of Issue that reduces future benefits under the Policy will be taxed to the Policyowner as ordinary income to the extent of any investment earnings in the Policy. Federal, state and local income, estate, inheritance, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Insured, Policyowner or Beneficiary.

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If you surrender the Policy, you are subject to income tax on the portion of the distribution that exceeds the investment in the contract. The investment in the contract is the gross Premiums paid for the Policy minus any amounts previously received from the Policy if such amounts were properly excluded from your gross income. Policy loans are generally not treated as taxable distributions.
Interest paid on a Policy loan is generally not deductible. You are generally taxed on partial withdrawals to the extent the amount distributed exceeds the investment in the contract. In certain situations, partial withdrawals or reduction in benefits during the first fifteen years of the Policy may result in a taxable distribution before the investment in the contract is recovered. Withdrawals and loans from modified endowment contracts are subject to less favorable tax treatment. For an additional discussion of modified endowment contracts, please see WHAT ARE MODIFIED ENDOWMENT POLICIES AND HOW ARE THEY TAXED?, below.

If the Death Benefit is not received in a lump sum but is instead applied under one of the settlement options, payments generally will be prorated between amounts attributable to the Death Benefit, which will be excludable from the Beneficiary's income, and amounts attributable to interest (occurring after the Insured's death), which will be includible in the Beneficiary's income.

If you are Owner and Insured under the Policy, the Death Benefit will be included in your gross estate for federal estate tax purposes. Even if the Insured is not the Owner but retains incidents of ownership in the Policy, the Death Benefit will also be included in the Insured's gross estate. Examples of incidents of ownership include the right to:
     -    change beneficiaries,
     -    assign the Policy,
     -    revoke an assignment,
     -    pledge the Policy, or
     -    obtain a Policy loan.

If you are Owner and Insured under the Policy, and you transfer all incidents of ownership in the Policy, the Death Benefit will be included in your gross estate if you die within three years from the date of the ownership transfer. State and local estate and inheritance taxes may also apply. In addition, certain transfers of the Policy or Death Benefit, either during life or at death, to individuals two or more generations below the transferor may be subject to the federal generation skipping transfer tax. This rule also applies if the transfer is to a trust for the benefit of individuals two or more generations below the transferor.

The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of a Policy in any of these arrangements, you should consult a qualified tax adviser regarding the tax attributes of the particular arrangement.

HOW ARE POLICY LOANS TAXED?

The Company believes that non-preferred loans received under the Policy will be treated as an indebtedness of the Policyowner for federal income tax purposes. Under current law, these loans will not constitute income for the Policyowner while the Policy is in force (but see "Modified Endowment Policies"). There is a risk, however, that a preferred loan may be characterized by the IRS as a withdrawal and taxed accordingly. At the present time, the IRS has not issued any guidance on whether loans with the attributes of a preferred loan should be treated differently than a non-preferred loan. This lack of specific guidance makes the tax treatment of preferred loans uncertain. In the event pertinent IRS guidelines are issued in the future, you may convert your preferred loan to a non-preferred loan. However, it is possible that, notwithstanding the conversion, some or all of the loan could be treated as a taxable distribution from the Policy.

Section 264 of the Code restricts the deduction of interest on Policy loans. Consumer interest paid on Policy loans under an individually owned Policy is not tax deductible. No tax deduction for interest is allowed on Policy loans exceeding $50,000 in the aggregate, if the Insured is an officer or employee of, or is financially interested in, any business carried on by the taxpayer. There is an exception to this rule which permits a deduction for interest on loans up to $50,000 related to any business-owned policies covering officers or 20-percent owners, up to a maximum equal to the greater of (1) five individuals, or (2) the lesser of (a) 5% of the total number of officers and employees of the corporation, or (b) 20 individuals.

WHAT ARE MODIFIED ENDOWMENT POLICIES AND HOW ARE THEY TAXED?

The Technical and Miscellaneous Revenue Act of 1988 ("the 1988 Act") adversely affects the tax treatment of distributions under so-called "modified endowment contracts." A life insurance policy is treated as a modified endowment contract under Section 7702A of the Code if it meets the definition of life insurance in
Section 7702, but fails the "seven-pay test" of Section 7702A. The Policy would fail to satisfy the seven-pay test if the cumulative premiums paid under the Policy at any time during the first seven Policy years (or within seven years of a material change in the Policy) exceed the sum of the net level premiums that would have been paid, had the Policy provided for paid-up future benefits after the payment of seven level annual premiums. In addition, if benefits are reduced at anytime during the life of the Policy, there may be adverse tax consequences. Please consult your tax adviser.

If the Policy is considered a modified endowment contract, the Death Benefit will still qualify for the exclusion from gross income, and increases in Policy value are not subject to current taxation unless withdrawn or otherwise accessed. However, all distributions under the Policy will be taxed on an "income-first" basis. Most distributions received by the Policyowner directly or indirectly (including loans, withdrawals, surrenders, or the assignment or pledge of any portion of the Policy Value) will be includible in gross income to the extent that the cash Surrender Value of the Policy exceeds the Policyowner's investment in the Policy. Any additional amounts will be treated as a return of capital to the extent of the Policyowner's basis in the Policy. With certain exceptions, an additional 10% tax will be imposed on the portion of any distribution that is includible in income. All modified endowment contracts issued by the same insurance company to the same Policyowner during any calendar period will be treated as a single modified endowment contract in determining taxable distributions.

Currently, each Policy is reviewed when premiums are received to determine if it satisfies the seven-pay test. If the Policy does not satisfy the seven-pay test, the Company will notify the Policyowner of the option of requesting a refund of the excess premium. The refund process must be completed within 60 days after the Policy anniversary, or the Policy will be classified permanently as a modified endowment contract.

WHAT ARE THE DIVERSIFICATION REQUIREMENTS FOR THE VARIABLE ACCOUNT?

The Code also requires that the investment of each Sub-Account be adequately diversified in accordance with Treasury regulations in order to be treated as a life insurance Policy for tax purposes. Although the Company does not have control over the investments of the Funds, the Company believes that the Funds currently meet the Treasury's diversification requirements, and the Company will monitor continued compliance with these requirements. In connection with the issuance of previous regulations relating to diversification requirements, the Treasury Department announced that such regulations do not provide guidance concerning the extent to which Policyowners may direct their investments to particular divisions of a separate account. Regulations in this regard may be issued in the future. It is possible that if and when regulations are issued, the Policy may need to be modified to comply with such regulations. For these reasons, the Policy or the Company's administrative rules may be modified as necessary to prevent a Policyowner from being considered the owner of the assets of the Variable Account.

CAN I BE CONSIDERED THE OWNER OF THE VARIABLE ACCOUNT ASSETS FOR TAX PURPOSES?

The IRS has stated that you will be considered the owner of Variable Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the Variable Account investments may cause an investor to be treated as the owner of the Variable Account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct Sub-Account investments without being treated as owners of the underlying assets of the Variable Account.

Your rights under this Policy are different than those described by the IRS in rulings in which it found that contract owners were not owners of Variable Account assets. For example, you have the choice to allocate Premiums and Policy Values among more investment options. In addition, you may be able to transfer among investment options more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. The Company does not know what standards will be set forth in any regulations or rulings that the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your contract. We reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However we make no guarantee that such modification to the Policy will be successful.

                                OTHER INFORMATION

ARE THERE OTHER IMPORTANT POLICY PROVISIONS?

The following Policy provisions may vary in certain states in order to comply with requirements of the insurance laws, regulations and insurance regulatory agencies in those states.

POLICY OWNER

The Policy Owner is the Insured unless another Policy owner has been named in the application or enrollment form. As Policy owner, you are entitled to exercise all rights under your Policy while the Insured is alive, with the consent of any irrevocable beneficiary. The consent of the Insured is required whenever the Face Amount is increased.

BENEFICIARY

The beneficiary is the person or persons to whom the Net Death Benefit is payable on the Insured's death. Unless otherwise stated in the Policy, the beneficiary has no rights in the Policy before the Insured dies. While the Insured is alive, you may change the beneficiary, unless you have declared the beneficiary to be irrevocable. If no beneficiary is alive when the Insured dies, the Policy owner (or the Policy owner's estate) will be the beneficiary. If more than one beneficiary is alive when the Insured dies, we will pay each beneficiary in equal shares, unless you have chosen otherwise. Where there is more than one beneficiary, the interest of a beneficiary who dies before the Insured will pass to surviving beneficiaries proportionally.

ASSIGNMENT

You may assign a Policy as collateral or make an absolute assignment. All Policy rights will be transferred as to the assignee's interest. The consent of the assignee may be required to make changes in payment allocations, make transfers or to exercise other rights under the Policy. We are not bound by an assignment or release thereof, unless it is in writing and recorded at our Principal Office. When recorded, the assignment will take effect on the date the written request was signed. Any rights the assignment creates will be subject to any payments we made or actions we took before the assignment is recorded. We are not responsible for determining the validity of any assignment or release.

THE FOLLOWING POLICY PROVISIONS MAY VARY BY STATE.

LIMIT ON RIGHT TO CHALLENGE POLICY

We cannot challenge the validity of your Policy if the Insured was alive after the Policy had been in force for two years from the Date of Issue. Also, we cannot challenge the validity of any increase in the Face Amount if the Insured was alive after the increase was in force for two years from the effective date of the increase.

SUICIDE

The Net Death Benefit will not be paid if the Insured commits suicide, while sane or insane, within two years from the Date of Issue. Instead, we will pay the beneficiary all payments made for the Policy, without interest, less any Outstanding Loan and partial withdrawals. If the Insured commits suicide, while sane or insane, within two years from any increase in Face Amount, we will not recognize the increase. We will pay to the beneficiary the Monthly Insurance Protection charges plus monthly expense charges paid for the increase.

MISSTATEMENT OF AGE OR SEX

If the Insured's age or sex is not correctly stated in the Policy application or enrollment form, we will adjust benefits under the Policy to reflect the correct age and sex. The adjusted benefit will be the benefit that the most recent Monthly Insurance Protection charge would have purchased for the correct age and sex. We will not reduce the death benefit to less than the Guideline Minimum Death Benefit. For a unisex Policy, there is no adjusted benefit for misstatement of sex.

CAN THE COMPANY DELAY PAYMENTS TO ME?

Amounts payable from the Variable Account for surrender, partial withdrawals, Net Death Benefit, Policy loans and transfers may be postponed whenever:
     - The New York Stock Exchange is closed other than customary weekend and holiday closings
     -    The SEC restricts trading on the New York Stock Exchange
     - The SEC determines an emergency exists, so that disposal of securities is not reasonably practicable or it is not reasonably practicable to compute the value of the Variable Account's net assets

We may delay paying any amounts derived from payments you made by check until the check has cleared your bank. We reserve the right to defer amounts payable from the Fixed Account. This delay may not exceed six months.

DO I HAVE ANY VOTING RIGHTS?

Where the law requires, we will vote fund shares that each sub-account holds according to instructions received from Policy Owners with Policy Value in the sub-account. If, under the 1940 Act or its rules, we may vote shares in our own right, whether or not the shares relate to the Policies, we reserve the right to do so.

We will provide each person having a voting interest in a fund with proxy materials and voting instructions. We will vote shares held in each sub-account for which no timely instructions are received in proportion to all instructions received for the sub-account. We will also vote in the same proportion our shares held in the Variable Account that does not relate to the Policies.

We will compute the number of votes that a Policy owner has the right to instruct on the record date established for the fund. This number is the quotient of:
     -    Each Policy Owner's Policy Value in the sub-account divided by
     - The net asset value of one share in the fund in which the assets of the sub-account are invested

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that Fund shares be voted so as
(1) to cause to change in the sub-classification or investment objective of one or more of the Funds, or (2) to approve or disapprove an investment advisory contract for the Funds. In addition, we may disregard voting instructions that are in favor of any change in the investment policies or in any investment adviser or principal underwriter if the change has been initiated by Contract Owners or the Trustees. Our disapproval of any such change must be reasonable and, in the case of a change in investment policies or investment adviser, based on a good faith determination that such change would be contrary to state law or otherwise is inappropriate in light of the objectives and purposes of the Funds. In the event we do disregard voting instructions, a summary of and the reasons for that action will be included in the next periodic report to Contract Owners.

WHAT REPORTS WILL I RECEIVE CONCERNING MY POLICY?

We will maintain the records for the Variable Account. We will promptly send you statements of transactions under your Policy, including:
     -    Payments
     -    Changes in Face Amount
     -    Changes in Death Benefit Option
     -    Transfers among Sub-Accounts and the Fixed Account
     -    Partial withdrawals
     -    Increases in loan amount or loan repayments
     -    Lapse or termination for any reason
     -    Reinstatement

We will send an annual statement to you that will summarize all of the above transactions and deductions of charges during the Policy year. It will also set forth the status of the death benefit, Policy Value, Surrender Value, amounts in the Sub-Accounts and Fixed Account, and any Policy loans.

We will send you reports containing financial statements and other information for the Variable Account and the Underlying Funds as the 1940 Act requires.

The Owner should review the information in all statements carefully. All errors or corrections must be reported to us immediately to assure proper crediting to the Policy. We will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.

ARE THERE ANY PENDING LEGAL PROCEEDINGS INVOLVING THE VARIABLE ACCOUNT?


On July 24, 2002, an action captioned AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LIMITED PARTNERSHIP, AND EMERALD INVESTMENTS LIMITED PARTNERSHIP V. ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, was commenced in the United States District Court for the Northern District of Illinois, Eastern Division. In 1999, plaintiffs purchased two variable annuity contracts with initial premiums aggregating $5 million. Plaintiffs, who the Company subsequently identified as engaging in frequent transfers of significant sums between sub-accounts that in our opinion constituted "market timing", were subject to restrictions upon such trading that we imposed in December 2001. Plaintiffs allege that such restrictions constituted a breach of the terms of the annuity contracts. In December 2003, the court granted partial summary judgment to the plaintiffs, holding that at least certain restrictions imposed on their trading activities violated the terms of the annuity contracts. We filed a motion for reconsideration and clarification of the court's partial summary judgment opinion, which was denied on April 8, 2004.

On May 19, 2004, plaintiffs filed a Brief Statement of Damages in which, without quantifying their damage claim, they outlined a claim for (i) amounts equal to the surrender charges imposed on the partial surrender by plaintiffs of the annuity contracts, (ii) loss of trading profits they expected over the remaining term of each annuity contract, and (iii) lost trading profits resulting from our alleged refusal to process five specific transfers in 2002 because of trading restrictions imposed on market timers. With respect to the lost profits, plaintiffs claim that pursuant to their trading strategy, they have been able to obtain returns of between 35% to 40% annually. Plaintiffs claim that they would have been able to continue to maintain such returns on the account values of their annuity contracts over the remaining terms of the annuity contracts (which are based in part on the lives of the named annuitants). The aggregate account value of plaintiffs' annuities was approximately $12.8 million in December 2001.

The Company intends to vigorously defend this matter, and regard plaintiffs claims for lost trading profits as being highly speculative and, in any case, subject to an obligation to mitigate damages. In addition, any damages for lost profits should, in our view, terminate as a result of the investment management industry's and regulators' actions to eliminate market timing, such as implementing "fair value" pricing.


MAY THE COMPANY ADD, DELETE OR SUBSTITUTE FUNDS?

We reserve the right, subject to law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts. We may redeem the shares of a Fund and substitute shares of another registered open-end management company, if:
     -    The shares of the fund are no longer available for investment or
     - In our judgment further investment in the Fund would be improper based on the purposes of the Variable Account or the affected Sub-Account.

Where the 1940 Act or other law requires, we will not substitute any shares respecting a Policy interest in a sub-account without notice to Policy Owners and prior approval of the SEC and state insurance authorities. The Variable Account may, as the law allows, purchase other securities for other policies or allow a conversion between policies on a Policy Owner's request.

We reserve the right to establish additional sub-accounts funded by a new fund or by another investment company. Subject to law, we may, in our sole discretion, establish new sub-accounts, or eliminate one or more sub-accounts.

We may change the Policy to reflect a substitution or other change and will notify Policy Owners of the change. Subject to any approvals the law may require, the Variable Account or any sub-accounts may be:

     -    Operated as a management company under the 1940 Act
     - Deregistered under the 1940 Act if registration is no longer required or
     -    Combined with other sub-accounts or our other separate accounts

WHAT IS MIXED AND SHARED FUNDING?

Shares of the funds are issued to other separate accounts of the Company that fund variable annuity contracts ("mixed funding"). Shares of the Underlying Funds are also issued to other affiliated and unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life Policy Owners or variable annuity Policy Owners. The Company and the Underlying Funds do not believe that mixed funding is currently disadvantageous to either variable life insurance Policy Owners or variable annuity Contract Owners. The Company and the Trustees will monitor events to identify any material conflicts among Policy Owners because of mixed and shared funding. If the Trustees conclude that separate funds should be established for variable life and variable annuity separate accounts, we will bear the expenses.

WHERE CAN I FIND THE FINANCIAL STATEMENTS OF THE COMPANY AND THE VARIABLE
ACCOUNT?

Financial Statements for the Company and for the Variable Account are included in the Statement of Additional Information. The financial statements of the Company should be considered only as bearing on our ability to meet our obligations under the Policy. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

This Prospectus serves as a disclosure document only for the aspects of the Policy relating to the Variable Account. For complete details on the Fixed Account, read the Policy itself. The Fixed Account and other interests in the general account are not regulated under the 1933 Act or the 1940 Act because of exemption and exclusionary provisions. The 1933 Act provisions on the accuracy and completeness of statements made in prospectuses may apply to information on the fixed part of the Policy and the Fixed Account. The SEC has not reviewed the disclosures in this section of the Prospectus.

You may allocate part or all of your net payments to accumulate at a fixed rate of interest in the Fixed Account. The Fixed Account is a part of our general account. The general account is made up of all of our general assets other than those allocated to any separate account. Allocations to the Fixed Account become part of our general account assets and are used to support insurance and annuity obligations.

We guarantee amounts allocated to the Fixed Account as to principal and a minimum rate of interest. We will credit amounts allocated to the Fixed Account with interest at an effective annual yield of at least 4.0%, compounded daily. "Excess interest" may or may not be credited at our sole discretion. We will guarantee initial rates on amounts allocated to the Fixed Account, either as payments or transfers, to the next Policy anniversary. At each Policy anniversary, we will credit the then current interest rate to money remaining in the Fixed Account. We will guarantee this rate for one year. Thus, if a payment has been allocated to the Fixed Account for less than one Policy year, the interest rate credited to such payment may be greater or less than the interest rate credited to payments that have been allocated to the Policy for more than one Policy year.

Policy loans may also be made from the Policy Value in the Fixed Account. We will credit that part of the Policy Value that is equal to any Outstanding Loan with interest at an effective annual yield of at least 4.0%.

We may delay transfers, surrenders, partial withdrawals, Net Death Benefits and Policy loans up to six months. However, if payment is delayed for 30 days or more, we will pay interest at our then current interest rate. The rate applied will be at least equal to the rate required by state law for deferment of payments. Amounts from the Fixed Account used to make payments on policies that we or our affiliates issue will not be delayed.

SURRENDERS, PARTIAL WITHDRAWALS AND TRANSFERS

If a Policy is surrendered or if a partial withdrawal is made, a surrender charge or partial withdrawal charge may be imposed on amounts in the Fixed Account. On a decrease in Face Amount, the surrender charge deducted is a fraction of the charge that would apply to a full surrender. We deduct partial withdrawals from Policy Value allocated to the Fixed Account on a last-in/first-out basis. This means that the last payments allocated to Fixed Account will be withdrawn first.

The first 12 transfers in a Policy year currently are free. After that, we may deduct a $10 transfer charge for each transfer in that Policy year. The transfer privilege is subject to our consent and to our then current rules.

                            GLOSSARY OF SPECIAL TERMS

AGE: how old the Insured is on the birthday closest to a Policy anniversary.

BENEFICIARY: the person or persons you name to receive the Net Death Benefit when the Insured dies.

COMPANIES: "We," "our," "us," and "the Company" refers to Allmerica Financial Life Insurance and Annuity Company.

DATE OF ISSUE: the date the Policy was issued, used to measure the monthly processing date, Policy months, Policy years and Policy anniversaries.

DEATH BENEFIT: the amount payable when the Insured dies prior to the Final Payment Date, before deductions for any Outstanding Loan and partial withdrawals, partial withdrawal costs, and due and unpaid monthly deductions.

EVIDENCE OF INSURABILITY: information, including medical information, used to decide the Insured's underwriting class.

FACE AMOUNT: the amount of insurance coverage applied for. The Face Amount does not include or refer to any additional insurance benefit purchased under the Term Rider. The initial Face Amount is shown in your Policy. The Face Amount may be increased or decreased.

FINAL PAYMENT DATE: the Policy anniversary nearest the Insured's 100th birthday. After this date, no payments may be made. The Net Death Benefit may be different before and after the Final Payment Date. See NET DEATH BENEFIT.

FIXED ACCOUNT: a guaranteed account of the general account that guarantees principal and a fixed interest rate.

FUNDS (UNDERLYING FUNDS): certain investment portfolios of Allmerica Investment Trust ("AIT"), AIM Variable Insurance Funds ("AIM" and "INVESCO VIF"-formerly, INVESCO Variable Investment Funds, Inc.), AllianceBernstein Variable Products Series Fund, Inc. ("Alliance"), Delaware VIP Trust ("Delaware VIP"), Deutsche Asset Management VIT Funds ("Deutsche VIT"), Fidelity Variable Insurance Products Funds ("Fidelity VIP"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), Janus Aspen Series ("Janus Aspen"), MFS(R)Variable Insurance Trust(SM) ("the MFS Trust"), Oppenheimer Variable Account Funds ("Oppenheimer"), Pioneer Variable Contracts Trust ("Pioneer VCT"), Scudder Investment VIT Funds ("Scudder VIT"), Scudder Variable Series II ("SVS"), and T. Rowe Price International Series, Inc. ("T. Rowe Price").

GENERAL ACCOUNT: all our assets other than those held in a separate investment account.

GUIDELINE MINIMUM DEATH BENEFIT: the minimum death benefit required to qualify the Policy as "life insurance" under federal tax laws. The Guideline Minimum Death Benefit is the PRODUCT of:
     -    the Policy Value TIMES
     -    a percentage factor.
The percentage factor is a percentage that, when multiplied by the Policy value, determines the minimum death benefit required under federal tax laws. If Death Benefit Option 3 is in effect, the percentage factor is based on the Insured's attained age, sex, and underwriting class, as set forth in the Policy. If Death Benefit Option 1 or Death Benefit Option 2 is in effect, the percentage factor is based on the Insured's attained age.

INSURANCE PROTECTION AMOUNT: the death benefit less the Policy Value.

LOAN VALUE: the maximum amount you may borrow under the Policy.

MINIMUM MONTHLY PAYMENT: a monthly amount shown in your Policy. If you pay this amount, we guarantee that your Policy will not lapse before the 49th monthly processing date from the Date of Issue or increase in Face Amount, within limits.

MONTHLY PROCESSING DATE: the date, shown in your Policy, when Monthly Insurance Protection charges are deducted.

NET DEATH BENEFIT: Before the Final Payment Date, the Net Death Benefit is:
     - the death benefit under either Death Benefit Option 1, Death Benefit Option 2, or Death Benefit Option 3, MINUS
     - any Outstanding Loan on the Insured's death, partial withdrawals, partial withdrawal costs, and due and unpaid monthly deductions.

Where permitted by state law, we will compute the Net Death Benefit on the date we receive due proof of the Insured's death under Death Benefit Option 2 and on the date of death for Death Benefit Options 1 and 3. If required by state law, we will compute the Net Death Benefit on the date of death for Death Benefit Option 2.

After the Final Payment Date, the Net Death Benefit generally is the greater of:
     - the Face Amount as of the Final Payment Date less any Outstanding Loan, any partial withdrawals and withdrawal charges; or
     - the Policy Value as of the date we receive due proof of death, less any Outstanding Loan.

If the Guaranteed Death Benefit is in effect, after the Final Payment Date, the death benefit is the greater of:
     -    the Face Amount as of the Final Payment Date; or
     -    the Policy Value as of the date we receive due proof of death.

NET PAYMENT: your payment less a payment expense charge.

OUTSTANDING LOAN: all unpaid Policy loans plus loan interest due or accrued.

POLICY CHANGE: any change in the Face Amount, the addition or deletion of an optional benefit, underwriting reclassifications, or a change in Death Benefit Option (Option 1 or Option 2).

POLICY OWNER: the person who may exercise all rights under the Policy, with the consent of any irrevocable beneficiary. "You" and "your" refer to the Policy owner in this Prospectus.

POLICY VALUE: the total value of your Policy. It is the SUM of the:
     -    Value of the units of the sub-accounts credited to your Policy PLUS
     -    Accumulation in the Fixed Account credited to the Policy

PREMIUM: a payment you must make to us to keep the Policy in force.

PRINCIPAL OFFICE: our office at 440 Lincoln Street, Worcester, Massachusetts 01653.

PRO-RATA ALLOCATION: an allocation among the Fixed Account and the Sub-Accounts in the same proportion that, on the date of allocation, the unloaned Policy Value in the Fixed Account and the Policy Value in each sub-account bear to the total unloaned Policy Value.

SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a fund.

SURRENDER VALUE: the amount payable on a full surrender. It is the Policy Value less any Outstanding Loan and surrender charges.

UNDERWRITING CLASS: the insurance risk classification that we assign the Insured based on the information in the application or enrollment form and other evidence of insurability we consider. The Insured's underwriting class will affect the monthly charges and the payment required to keep the Policy in force.

UNIT: a measure of your interest in a Sub-Account.

VALUATION DATE: any day on which the net asset value of the shares of any funds and unit values of any sub-accounts are computed. Valuation Dates currently occur on:
     -    Each day the New York Stock Exchange is open for trading
     - Other days (other than a day during which no payment, partial withdrawal or surrender of a Policy was received) when there is a sufficient degree of trading in a fund's portfolio securities so that the current net asset value of the sub-accounts may be materially affected

VALUATION PERIOD: the interval between two consecutive Valuation Dates.

VARIABLE ACCOUNT: Separate Account IMO, one of our separate investment accounts.

WRITTEN REQUEST: your request in writing, satisfactory to us, received at our Principal Office.

- THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") INCLUDES ADDITIONAL INFORMATION ABOUT SEPARATE ACCOUNT IMO OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY. THE SAI IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING TOLL FREE1-800-533-7881.

- IF YOU OWN A POLICY AND WOULD LIKE MORE INFORMATION OR WOULD LIKE TO REQUEST A PERSONALIZED ILLUSTRATION OF DEATH BENEFITS, CASH SURRENDER VALUES AND CASH VALUES, YOU MAY CALL TOLL FREE 1-800-533-7881.

CORRESPONDENCE MAY BE MAILED TO: ALLMERICA LIFE, P.O. BOX 8179, BOSTON, MA 02266-8179

INFORMATION ABOUT SEPARATE ACCOUNT IMO (INCLUDING THE SAI) CAN BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE COMMISSION AT 202-942-8090. REPORTS AND OTHER INFORMATION ABOUT SEPARATE ACCOUNT IMO ARE AVAILABLE ON THE COMMISSION'S INTERNET SITE AT http://www.sec.gov. COPIES OF THIS INFORMATION MAY BE OBTAINED, UPON PAYMENT OF A DUPLICATING FEE, BY WRITING THE PUBLIC REFERENCE SECTION OF THE COMMISSION, 450 FIFTH STREET, NW, WASHINGTON, DC 20549-0102.

Separate Account IMO of Allmerica Financial Life Insurance and Annuity Company File No. 811-09529/333-84879

                              SEPARATE ACCOUNT IMO

                                       OF

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY


                       STATEMENT OF ADDITIONAL INFORMATION

          INDIVIDUAL FLEXIBLE PAYMENT VARIABLE LIFE INSURANCE POLICIES



THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS OF SEPARATE ACCOUNT IMO DATED APRIL 29, 2005 ("THE PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED FROM CLIENT SERVICES, ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653, TELEPHONE 1-800-533-7881.

                              DATED APRIL 29, 2005


Allmerica VUL 2001 (Agency)

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY.............................................   3

SERVICES....................................................................   4

      SERVICE PROVIDERS.....................................................   4
      OTHER SERVICE ARRANGEMENTS............................................   4

UNDERWRITERS AND DISTRIBUTION...............................................   5

MORE INFORMATION ABOUT DEATH BENEFITS.......................................   6

      GUIDELINE MINIMUM DEATH BENEFIT.......................................   6
      NET DEATH BENEFIT.....................................................   7
      ELECTION OF DEATH BENEFIT OPTIONS.....................................   7
      EXAMPLES..............................................................   8
      CHANGING BETWEEN DEATH BENEFIT OPTIONS................................  10
      GUARANTEED DEATH BENEFIT..............................................  11

PERFORMANCE INFORMATION.....................................................  12

      OTHER PERFORMANCE INFORMATION.........................................  12

FINANCIAL STATEMENTS........................................................ F-1

                         GENERAL INFORMATION AND HISTORY

First Allmerica Financial Life Insurance Company ("First Allmerica"), originally organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial") is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, First Allmerica was the immediate parent of Allmerica Financial and a direct subsidiary of Allmerica Financial Corporation ("AFC"). Effective December 31, 2002, Allmerica Financial became a Massachusetts domiciled insurance company and a direct wholly-owned subsidiary of AFC, while First Allmerica became a wholly-owned subsidiary of Allmerica Financial (and thereby became an indirecT wholly-owned subsidiary of AFC). Their principal office is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000.


Allmerica Financial and First Allmerica are subject to the laws of the state of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, they are subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2004, Allmerica Financial and its subsidiaries had over $17.1 billion in combined assets and over $23.5 billion of life insurance in force, and First Allmerica had over $4.2 billion in assets and over $5.2 billion of life insurance in force. Allmerica Financial and First Allmerica are referred to collectively as the "Company."


Separate Account IMO of Allmerica Financial (the "Variable Account") was authorized by vote of the Board of Directors of the Company on April 2, 1987. The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve the supervision of its management or investment practices or policies of the Variable Account or the Company by the SEC. We reserve the right, subject to law, to change the names of the Variable Account and the sub-accounts.

Several Sub-Accounts of the Variable Account are available under the Allmerica VUL 2001 Policy. Each Sub-Account invests exclusively in a corresponding Underlying Fund of one of the following investment companies:

ALLMERICA INVESTMENT TRUST (SERVICE SHARES)
AIT Core Equity Fund
AIT Equity Index Fund
AIT Government Bond Fund
AIT Money Market Fund
AIT Select Capital Appreciation Fund
AIT Select Growth Fund
AIT Select International Equity Fund
AIT Select Investment Grade Income Fund
AIT Select Value Opportunity Fund


AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)
AIM V.I. Aggressive Growth Fund
AIM V.I. Blue Chip Fund
AIM V.I. Dynamics Fund
AIM V.I. Health Sciences Fund
AIM V.I. Premier Equity Fund


AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES)
AIM V.I. Basic Value Fund
AIM V.I. Capital Development Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
AllianceBernstein Growth and Income Portfolio
AllianceBernstein Premier Growth Portfolio
AllianceBernstein Small Cap Value Portfolio
AllianceBernstein Technology Portfolio
AllianceBernstein Value Portfolio

DELAWARE VIP TRUST (SERVICE CLASS)
Delaware VIP Growth Opportunities Series
Delaware VIP International Value Equity Series

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Overseas Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND (SERVICE CLASS 2)
Fidelity VIP Asset Manager Portfolio
Fidelity VIP Contrafund(R) Portfolio
Fidelity VIP Growth Opportunities Portfolio
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Value Strategies Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
FT VIP Franklin Growth and Income Securities Fund
FT VIP Franklin Large Cap Growth Securities Fund
FT VIP Franklin Small Cap Fund
FT VIP Franklin Small Cap Value Securities Fund
FT VIP Mutual Shares Securities Fund
FT VIP Templeton Foreign Securities Fund

JANUS ASPEN SERIES (SERVICE SHARES)
Janus Aspen Growth and Income Portfolio
Janus Aspen Growth Portfolio

MFS(R)VARIABLE INSURANCE TRUST (SM) (SERVICE CLASS)
MFS(R)Mid Cap Growth Series
MFS(R)New Discovery Series
MFS(R)Total Return Series
MFS(R)Utilities Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)
Oppenheimer Balanced Fund/VA
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund/VA

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
Pioneer Emerging Markets VCT Portfolio
Pioneer Real Estate Shares VCT Portfolio

SCUDDER INVESTMENT VIT FUNDS
Scudder VIT EAFE Equity Index
Scudder VIT Small Cap Index

SCUDDER VARIABLE SERIES II
Scudder Technology Growth Portfolio
SVS Dreman Financial Services Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.
T. Rowe Price International Stock Portfolio

                                    SERVICES

SERVICE PROVIDERS

CUSTODIAN OF SECURITIES. Allmerica Financial serves as custodian of the assets of the Separate Account IMO. Underlying Fund shares owned by the Sub-Accounts are held on an open account basis. The Company's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and is not represented by any transferable stock certificates.

INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP is the Company's Independent Accountants. PricewaterhouseCoopers LLP is located at 125 High Street, Boston MA 02110.

MAIL ROOM SERVICES. Boston Financial Data Services, Inc. with principal offices at 2 Heritage Drive, North Quincy, Massachusetts 02171, provides mailroom service facilities and lockbox services to the Company.

OTHER SERVICE ARRANGEMENTS

We may enter into certain arrangements under which we (or our affiliates) are compensated by the investment advisers, distributors and/or affiliates of the underlying funds for the distribution and/or administrative services which we provide to the underlying funds. The amount of the compensation usually is based on the aggregate net asset value of assets held in the Variable Account of the Company that are invested in an underlying funds. The amounts we receive under these arrangements currently range from 0.10% to 0.40%.

                          UNDERWRITERS AND DISTRIBUTION

VeraVest Investments, Inc. ("VeraVest"; formerly Allmerica Investments, Inc.), a wholly-owned subsidiary of Allmerica Financial, acts as the principal underwriter and general distributor of the Policies. VeraVest is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). VeraVest is located at 440 Lincoln Street, Worcester, MA 01653. The Policies were sold by agents of Allmerica Financial who were registered representatives of VeraVest or of other broker-dealers. The Policies are no longer being issued.

The Company pays commissions to registered representatives who sold the Policy based on a commission schedule. After issue of the Policy or an increase in the Face Amount, commissions generally equal 50% of the first-year premiums up to a basic premium amount established by the Company. Thereafter, commissions generally equal 4% of any additional premiums. However, we may pay higher amounts under certain circumstances.

Commissions paid on the Policies, including other incentives or payments, are not charged to Policy Owners or to the Variable Account.


The aggregate amounts of commissions paid to VeraVest for sales of all policies funded by Separate Account IMO of Allmerica Financial for the years 2002, 2003 and 2004 were $13,909.74, $5,799.49, and $1,978.98, respectively. No commissions were retained by VeraVest for sales of all contracts funded by Separate Account IMO (including contracts not described in the Prospectus) for the years 2002, 2003 and 2004.

                    MORE INFORMATION ABOUT THE DEATH BENEFIT

GUIDELINE MINIMUM DEATH BENEFIT

In order to qualify as "life insurance" under the Federal tax laws, the VUL 2001 Policy must provide a Guideline Minimum Death Benefit. The Guideline Minimum Death Benefit will be determined as of the date of death. If Death Benefit Option 1 or Death Benefit Option 2 is in effect, the Guideline Minimum Death Benefit is obtained by multiplying the Policy Value by a percentage factor for the Insured's attained age, as shown below. If Death Benefit Option 3 is in effect, the Guideline Minimum Death Benefit is obtained by multiplying the Policy Value by a percentage for the Insured's attained age, sex, and underwriting class, as set forth in the Policy.

The Guideline Minimum Death Benefit Table below is used when Death Benefit Option 1 or Death Benefit Option 2 is in effect. The Guideline Minimum Death Benefit Table reflects the requirements of the "guideline premium/guideline death benefit" test set forth in the Federal tax laws. Guideline Minimum Death Benefit factors are set forth in the Policy when Death Benefit Option 3 is in effect. These factors reflect the requirements of the "cash value accumulation" test set forth in the Federal tax laws. The Guideline Minimum Death Benefit factors will be adjusted to conform to any changes in the tax laws.

                  GUIDELINE MINIMUM DEATH BENEFIT FACTORS TABLE
               (DEATH BENEFIT OPTION 1 AND DEATH BENEFIT OPTION 2)

Under Death Benefit Option 1 and Death Benefit Option 2, the Guideline Minimum Death Benefit is a percentage of the Policy Value as set forth below:

                                                  PERCENTAGE OF
            ATTAINED AGE                          POLICY VALUE
            ------------                          -------------
                 40 and under.......................  250%
                 41.................................  243%
                 42.................................  236%
                 43.................................  229%
                 44.................................  222%
                 45.................................  215%
                 46.................................  209%
                 47.................................  203%
                 48.................................  197%
                 49.................................  191%
                 50.................................  185%
                 51.................................  178%
                 52.................................  171%
                 53.................................  164%
                 54.................................  157%
                 55.................................  150%
                 56.................................  146%
                 57.................................  142%
                 58.................................  138%
                 59.................................  134%
                 60.................................  130%
                 61.................................  128%
                 62.................................  126%
                 63.................................  124%
                 64.................................  122%
                 65.................................  120%
                 66.................................  119%
                 67.................................  118%
                 68.................................  117%
                 69.................................  116%
                 70.................................  115%
                 71.................................  113%
                 72.................................  111%
                 73.................................  109%

                                                  PERCENTAGE OF
            ATTAINED AGE                          POLICY VALUE
            ------------                          -------------
                 74.................................  107%
                 75 - 90............................  105%
                 91.................................  104%
                 92.................................  103%
                 93.................................  102%
                 94.................................  101%
                 95 and above.......................  100%

NET DEATH BENEFIT

The Policy provides three death benefit options: The Death Benefit Option 1, Death Benefit Option 2, and Death Benefit Option 3 (for more information, see ELECTION OF DEATH BENEFIT OPTIONS, below). If the Policy is in force on the Insured's death, we will, with due proof of death, pay the Net Death Benefit under the applicable death benefit option to the named beneficiary. We will normally pay the Net Death Benefit within seven days of receiving due proof of the Insured's death, but we may delay payment of Net Death Benefits under certain circumstances described in the Prospectus. The beneficiary may receive the Net Death Benefit in a lump sum or under a payment option.

The Net Death Benefit depends on the current Face Amount and Death Benefit Option that is in effect on the date of death. Before the Final Payment Date, the Net Death Benefit is:

     - The death benefit provided under Death Benefit Option 1, Death Benefit Option 2, or Death Benefit Option 3, whichever is elected and in effect on the date of death, PLUS

     - Any other insurance on the Insured's life that is provided by an optional benefit, MINUS

     - Any Outstanding Loan, any partial withdrawals, partial withdrawal costs, and due and unpaid monthly charges through the Policy month in which the Insured dies.

After the Final Payment Date, if the Guaranteed Death Benefit is not in effect, the Net Death Benefit is generally the greater of:

     - the Face Amount as of the Final Payment Date less any Outstanding loan, any partial withdrawals and withdrawal charges; or

     - the Policy Value as of the date due proof of death is received by the Company.

Where permitted by state law, we will compute the Net Death Benefit on

     - The date we receive due proof of the Insured's death under Death Benefit Option 2 OR

     -    The date of death for Death Benefit Options 1 and 3.

If required by state law, we will compute the Net Death Benefit on the date of death for Death Benefit Option 2 as well as for Death Benefit Options 1 and 3.

ELECTION OF DEATH BENEFIT OPTIONS

Federal tax law requires a Guideline Minimum Death Benefit in relation to Policy Value for a Contract to qualify as life insurance. Under current Federal tax law, either the Guideline Premium Test or the Cash Value Accumulation Test can be used to determine if the Contract complies with the definition of "life insurance" under the Code. At the time of application, you may elect either of the tests. If you elect the Guideline Premium Test, you will have the choice of electing Death Benefit Option 1 or Death Benefit Option 2. If you elect the Cash Value Accumulation Test, Death Benefit Option 3 will apply.

GUIDELINE PREMIUM TEST AND CASH VALUE ACCUMULATION TEST
There are two main differences between the Guideline Premium Test and the Cash Value Accumulation Test. First, the Guideline Premium Test limits the amount of premium that may be paid into a Contract, while no such limits apply under the Cash Value Accumulation Test. Second, the factors that determine the Guideline Minimum Death

Benefit relative to the Policy Value are different. APPLICANTS FOR
A POLICY SHOULD CONSULT A QUALIFIED TAX ADVISER IN CHOOSING BETWEEN THE GUIDELINE PREMIUM TEST AND THE CASH VALUE ACCUMULATION TEST AND IN CHOOSING A DEATH BENEFIT OPTION.

The Guideline Premium Test limits the amount of premiums payable under a Contract to a certain amount for an Insured of a particular age, sex, and underwriting class. Under the Guideline Premium Test, you may choose between Death Benefit Option 1 or Death Benefit Option 2, as described below. After issuance of the Contract, you may change the selection from Death Benefit Option 1 to Death Benefit Option 2, or vice versa.

The Cash Value Accumulation Test requires that the Death Benefit must be sufficient so that the cash Surrender Value does not at any time exceed the net single premium required to fund the future benefits under the Contract. Under the Cash Value Accumulation Test, required increases in the Guideline Minimum Death Benefit (due to growth in Policy Value) will generally be greater than under the Guideline Premium Test. If you choose the Cash Value Accumulation Test, ONLY Death Benefit Option 3 is available. You may NOT switch between Death Benefit Option 3 to Death Benefit Option 1 or to Death Benefit Option 2, or vice versa.

DEATH BENEFIT OPTION 1 -- LEVEL DEATH BENEFIT WITH GUIDELINE PREMIUM TEST
Under Option 1, the Death Benefit is equal to the greater of the Face Amount or the Guideline Minimum Death Benefit, as set forth in Table A in Appendix A. The Death Benefit will remain level unless the Guideline Minimum Death Benefit is greater than the Face Amount. If the Guideline Minimum Death Benefit is greater than the Face Amount, the Death Benefit will vary as the Policy Value varies.

Death Benefit Option 1 will offer the best opportunity for the Policy Value to increase without increasing the Death Benefit as quickly as it might under the other options. The Death Benefit will never go below the Face Amount.

DEATH BENEFIT OPTION 2 -- ADJUSTABLE DEATH BENEFIT WITH GUIDELINE PREMIUM TEST Under Option 2, the Death Benefit is equal to the greater of (1) the Face Amount plus the Policy Value or (2) the Guideline Minimum Death Benefit, as set forth in Table A in Appendix A. The Death Benefit will vary as the Policy Value changes, but will never be less than the Face Amount.

Death Benefit Option 2 will offer the best opportunity to have an increasing Death Benefit as early as possible. The Death Benefit will increase whenever there is an increase in the Policy Value, and will decrease whenever there is a decrease in the Policy Value. The Death Benefit will never go below the Face Amount.

DEATH BENEFIT OPTION 3 -- LEVEL DEATH BENEFIT WITH CASH VALUE ACCUMULATION TEST Under Option 3, the Death Benefit will equal the greater of (1) the Face Amount or (2) the Policy Value multiplied by the applicable factor as set forth in the Policy. The applicable factor depends upon the Underwriting Class, sex (unisex if required by law), and then-attained age of the Insured. The factors decrease slightly from year to year as the attained age of the Insured increases.

Death Benefit Option 3 will offer the best opportunity for an increasing death benefit in later Policy years and/ or to fund the Policy at the "seven-pay" limit for the full seven years. When the Policy Value multiplied by the applicable death benefit factor exceeds the Face Amount, the Death Benefit will increase whenever there is an increase in the Policy Value, and will decrease whenever there is a decrease in the Policy Value. However, the Death Benefit will never go below the Face Amount.

ALL DEATH BENEFIT OPTIONS MAY NOT BE AVAILABLE IN ALL STATES.

EXAMPLES

For the purposes of the following illustrations, assume that the Insured is under the age of 40, and that there is no Outstanding Loan.

EXAMPLE OF DEATH BENEFIT OPTION 1
Under Option 1, a Policy with a $100,000 Face Amount will have a death benefit of $100,000. However, because the death benefit must be equal to or greater than 250% of Policy Value (from Appendix A), if the Policy Value exceeds $40,000 the death benefit will exceed the $100,000 Face Amount. In this example, each dollar of Policy Value above $40,000 will increase the death benefit by $2.50.

For example, a Policy with a Policy Value of

     - $50,000 will have a Guideline Minimum Death Benefit of $125,000 (e.g., $50,000 X 2.50);

     - $60,000 will produce a Guideline Minimum Death Benefit of $150,000 (e.g., $60,000 X 2.50);

     - $75,000 will produce a Guideline Minimum Death Benefit of $187,500 (e.g., $75,000 X 2.50).

Similarly, if Policy Value exceeds $40,000, each dollar taken out of Policy Value will reduce the death benefit by $2.50. If, for example, the Policy Value is reduced from $60,000 to $50,000 because of partial withdrawals, charges or negative investment performance, the death benefit will be reduced from $150,000 to $125,000. However, the death benefit will never be less than the Face Amount of the Policy.

The Guideline Minimum Death Benefit Factor becomes lower as the Insured's age increases. If the Insured's age in the above example were, for example, 50 (rather than between zero and 40), the applicable percentage would be 185%. The death benefit would be greater than $100,000 Face Amount when the Policy Value exceeds $54,054 (rather than $40,000), and each dollar then added to or taken from Policy Value would change the death benefit by $1.85.

EXAMPLE OF DEATH BENEFIT OPTION 2
In this example, assume that the Insured is under the age of 40 and that there is no Outstanding Loan. The Face Amount of the Policy is $100,000.

Under Death Benefit Option 2, a Policy with a Face Amount of $100,000 will produce a death benefit of $100,000 plus Policy Value. For example, a Policy with Policy Value of

     -    $10,000 will produce a death benefit of $110,000 (e.g., $100,000 +
          $10,000);

     -    $25,000 will produce a death benefit of $125,000 (e.g., $100,000
          +$25,000);

     -    $50,000 will produce a death benefit of $150,000 (e.g., $100,000 +
          $50,000).

However, the Guideline Minimum Death Benefit must be at least 250% of the Policy Value. Therefore, if the Policy Value is greater than $66,667, 250% of the Policy Value will be Guideline Minimum Death Benefit. The Guideline Minimum Death Benefit will be greater than the Face Amount plus Policy Value. In this example, each dollar of Policy Value above $66,667 will increase the death benefit by $2.50. For example, if the Policy Value is

     - $70,000, the Guideline Minimum Death Benefit will be $175,000 (e.g., $70,000 X 2.50);

     - $80,000, the Guideline Minimum Death Benefit will be $200,000 (e.g., $80,000 X 2.50);

     - $90,000, the Guideline Minimum Death Benefit will be $225,000 (e.g., $90,000 X 2.50).

Similarly, if Policy Value exceeds $66,667, each dollar taken out of Policy Value will reduce the death benefit by $2.50. If, for example, the Policy Value is reduced from $80,000 to $70,000 because of partial withdrawals, charges or negative investment performance, the death benefit will be reduced from $200,000 to $175,000. If, however, the Policy Value TIMES

     -    The Guideline Minimum Death Benefit factor is LESS THAN

     -    The Face Amount PLUS Policy Value, THEN

     -    The death benefit will be the Face Amount PLUS Policy Value.

The Guideline Minimum Death Benefit factor becomes lower as the Insured's age increases. If the Insured's age in the above example were 50, the death benefit must be at least 185% of the Policy Value. The death benefit would be the sum of the Policy Value plus $100,000 unless the Policy Value exceeded $117,647 (rather than $66,667). Each dollar added to or subtracted from the Policy would change the death benefit by $1.85.

EXAMPLE OF DEATH BENEFIT OPTION 3
In this example, assume that the insured is a male, age 35, preferred non-smoker and that there is no Outstanding Loan.

Under Death Benefit Option 3, a Policy with a Face Amount of $100,000 will have a death benefit of $100,000. However, because the death benefit must be equal to or greater than 437% of policy value (in policy year 1), if the Policy Value exceeds $22,883 the death benefit will exceed the $100,000 face amount. In this example, each dollar of Policy Value above $22,883 will increase the death benefit by $4.37.

For example, a Policy with a Policy Value of:

     -    $50,000 will have a Death Benefit of $218,500 ($50,000 x 4.37);

     -    $60,000 will produce a Death Benefit of $262,200 ($60,000 x 4.37);

     -    $75,000 will produce a Death Benefit of $327,750 ($75,000 x 4.37).

Similarly, if Policy Value exceeds $22,883, each dollar taken out of policy value will reduce the death benefit by $4.37. If, for example, the policy value is reduced from $60,000 to $50,000 because of partial withdrawals, charges, or negative investment performance, the death benefit will be reduced from $262,200 to $218,500. If, however, the product of the Policy Value times the applicable percentage is less than the face amount, the death benefit will equal the face amount.

The applicable percentage becomes lower as the Insured's age increases. If the Insured's age in the above example were, for example, 50 (rather than 35), the applicable percentage would be 270% (in policy year 1).

The death benefit would not exceed the $100,000 face amount unless the Policy Value exceeded $37,037 (rather than $22,883), and each dollar then added to or taken from policy value would change the death benefit by $2.70.

CHANGING BETWEEN DEATH BENEFIT OPTIONS

You may change between Death Benefit Option 1 and Death Benefit Option 2 once each Policy year by written request. (YOU MAY NOT CHANGE BETWEEN DEATH BENEFIT OPTION 3 TO DEATH BENEFIT OPTION 1 OR TO DEATH BENEFIT OPTION 2, OR VICE VERSA). Changing options may require evidence of insurability. The change takes effect on the monthly processing date on or following the date of underwriting approval. We will impose no charge for changes in death benefit options.

CHANGE FROM DEATH BENEFIT OPTION 1 TO DEATH BENEFIT OPTION 2
If you change Death Benefit Option 1 to Death Benefit Option 2, we will decrease the Face Amount to equal:

     -    The death benefit MINUS

     -    The Policy Value on the date of the change

The change may not be made if the Face Amount would fall below $50,000. After the change from Death Benefit Option 1 to Death Benefit Option 2, future Monthly Insurance Protection charges may be higher or lower than if no change in option had been made. However, the insurance protection amount will always equal the Face Amount, unless the Guideline Minimum Death Benefit applies.

CHANGE FROM DEATH BENEFIT OPTION 2 TO DEATH BENEFIT OPTION 1
If you change Death Benefit Option 2 to Death Benefit Option 1, we will increase the Face Amount by the Policy Value on the date of the change. The death benefit will be the GREATER of:

     -    The new Face Amount or

     -    The Guideline Minimum Death Benefit under Death Benefit Option 1

After the change from Death Benefit Option 2 to Death Benefit Option 1, an increase in Policy Value will reduce the insurance protection amount and the Monthly Insurance Protection charge. A decrease in Policy Value will increase the insurance protection amount and the Monthly Insurance Protection charge.

A change in death benefit option may result in total payments exceeding the then current maximum payment limitation under federal tax law. Where total payments would exceed the current maximum payment limits, the excess first will be applied to repay any Outstanding Loans. If there are remaining excess payments, any such excess payments will be returned to you. However, we will accept a payment needed to prevent Policy lapse during a Policy year.

A change from Death Benefit Option 2 to Death Benefit Option 1 within five policy years of the Final Payment Date will terminate a Guaranteed Death Benefit.

GUARANTEED DEATH BENEFIT (NOT AVAILABLE IN ALL STATES)

An optional Guaranteed Death Benefit is available only at issue of the Policy. If the Guaranteed Death Benefit is in effect, the Company:

     - guarantees that your Policy will not lapse regardless of the investment performance of the Variable Account and

     -    provides a guaranteed Net Death Benefit.

In order to maintain the Guaranteed Death Benefit, certain minimum premium payment tests must be met on each Policy anniversary and within 48 months following the Date of Issue and/or the date of any increase in Face Amount, as described below. In addition, a one-time administrative charge of $25 will be deducted from Policy.

Value when the Guaranteed Death Benefit is elected. Certain transactions, including policy loans, partial withdrawals, underwriting reclassifications, change in face amount, and change in Death Benefit Option, can result in the termination of the Guaranteed Death Benefit. If the Guaranteed Death Benefit is terminated, it cannot be reinstated.

GUARANTEED DEATH BENEFIT TESTS
While the Guaranteed Death Benefit is in effect, the Policy will not lapse if the following two tests are met:

1. Within 48 months following the Date of Issue of the Policy or of any increase in the Face Amount, the sum of the premiums paid, less any Outstanding Loans, partial withdrawals and withdrawal charges, must be greater than the minimum monthly payment multiplied by the number of months which have elapsed since the relevant Date of Issue; and

2.   On each Policy anniversary, (a) must exceed (b), where, since the Date of
     Issue:

     (a) is the sum of your premiums, less any withdrawals, partial withdrawal charges and Outstanding Loans, which is classified as a preferred loan; and
     (b) is the sum of the minimum Guaranteed Death Benefit premiums, as shown on the specifications page of the Policy.

GUARANTEED DEATH BENEFIT
If the Guaranteed Death Benefit is in effect on the Final Premium Payment Date, a guaranteed Death Benefit will be provided as long as the Guaranteed Death Benefit is not terminated. The Death Benefit will be the greater of:

     -    the Face Amount as of the Final Premium Payment Date; or

     - the Policy Value as of the date due proof of death is received by the Company.

TERMINATION OF THE GUARANTEED DEATH BENEFIT
The Guaranteed Death Benefit will end and may not be reinstated on the first to occur of the following:

     -    foreclosure of an Outstanding Loan; or

     - the date on which the sum of your payments less withdrawals and loans does not meet or exceed the applicable Guaranteed Death Benefit test (above); or

     -    any Policy change that results in a negative guideline level premium;
          or

     - the effective date of a change from Death Benefit Option 2 to Death Benefit Option 1, if such changes occur within 5 policy years of the Final Payment Date; or

     - a request for a partial withdrawal or preferred loan is made after the Final Premium Payment Date.

It is possible that the Policy Value will not be sufficient to keep the Policy in force on the first Monthly Payment Date following the date the Guaranteed Death Benefit terminates.

                             PERFORMANCE INFORMATION

The Policies were first offered to the public in 1999. The Company may advertise "Total Return" and "Average Annual Total Return" performance information based on the periods that the Sub-Accounts have been in existence and based on the periods that the Underlying Funds have been in existence. Table I is based on the INCEPTION DATES OF THE SUB-ACCOUNTS OF THE VARIABLE ACCOUNT. and Table II shows Sub-Account performance based on the INCEPTION DATES OF THE UNDERLYING FUNDS

The returns in the tables reflect the charges assessed against the Variable Account (e.g., the mortality and expense risk charge) and all charges and expenses of the Underlying Funds. However, the payment expense charge, the charges that vary with each Policy because they are based on certain factors that vary with the individual characteristics of the Insured (e.g., the Monthly Deduction and Surrender Charges), and transaction charges are not reflected in the rates of return shown below. If these charges were deducted, the returns in the tables would have been significantly lower. The tables do not illustrate how investment performance of the underlying funds will affect policy values and benefits because they do not reflect deduction of all applicable policy charges.

In each table, "One-Year Total Return" refers to the total of the income generated by a Sub-Account, based on certain charges and assumptions as described in the respective tables, for the one-year period ended December 31, 2002. "Average Annual Total Return" is based on the same charges and assumptions, but reflects the hypothetical annually compounded return that would have produced the same cumulative return if the Sub-Account's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in annual performance return, they are not the same as actual year-by-year results.

OTHER PERFORMANCE INFORMATION

We may compare performance information for a sub-account in reports and promotional literature to:

     -    Standard & Poor's 500 Composite Stock Price Index (S&P 500)

     -    Dow Jones Industrial Average (DJIA)

     -    Shearson, Lehman Aggregate Bond Index

     - Other unmanaged indices of unmanaged securities widely regarded by investors as representative of the securities markets

     - Other groups of variable life separate accounts or other investment products tracked by Lipper Inc.

     - Other services, companies, publications or persons, such as Morningstar, Inc., who rank the investment products on performance or other criteria

     -    The Consumer Price Index

In advertising, sales literature, publications or other materials, we may give information on various topics of interest to Policy owners and prospective Policy owners. These topics may include:

     - The relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation and automatic account rebalancing)

     - The advantages and disadvantages of investing in tax-deferred and taxable investments

     -    Customer profiles and hypothetical payment and investment scenarios

     -    Financial management and tax and retirement planning

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard &

Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/heath insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Portfolios.

Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for insurance and administrative charges, separate account charges and fund management costs and expenses.

Performance information for any sub-account reflects only the performance of a hypothetical investment in the sub-account during a period. It is not representative of what may be achieved in the future. However, performance information may be helpful in reviewing market conditions during a period and in considering a fund's success in meeting its investment objectives.

                                     TABLE I
                   AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2004
                       SINCE INCEPTION OF THE SUB-ACCOUNT

            (EXCLUDING MONTHLY POLICY CHARGES AND SURRENDER CHARGES)

The following performance information is based on the periods that the Sub-Accounts have been in existence. The performance information is net of total Underlying Fund expenses and all Sub-Account charges. THE DATA DOES NOT REFLECT THE PAYMENT EXPENSE CHARGE, MONTHLY CHARGES UNDER THE POLICY OR SURRENDER CHARGES. It is assumed that an annual premium payment of $3,000 (approximately one Guideline Annual Premium) was made at the beginning of each Policy year and that ALL premiums were allocated to EACH Sub-Account individually.


                                                                                                            10 YEARS
                                                         SUB-ACCOUNT       FOR YEAR                         (OR SINCE
                                                          INCEPTION          ENDED             5            INCEPTION
                                                             DATE          12/31/04          YEARS          IF LESS)
-------------------------------------------------------------------------------------------------------------------------
AIT Core Equity Fund                                       05/01/01
AIT Equity Index Fund                                      01/10/00
AIT Government Bond Fund                                   05/01/01
AIT Money Market Fund                                      01/10/00
AIT Select Capital Appreciation Fund                       01/10/00
AIT Select Growth Fund                                     01/10/00
AIT Select International Equity Fund                       01/10/00
AIT Select Investment Grade Income Fund                    01/10/00
AIT Select Value Opportunity Fund                          01/10/00
AIM V.I. Aggressive Growth Fund                            05/01/01
AIM V.I. Blue Chip Fund                                    05/01/01
AIM V.I. Dynamics Fund                                     05/01/01
AIM V.I. Health Sciences Fund                              05/01/01
AIM V.I. Premier Equity Fund                               05/01/01
AIM V.I. Basic Value Fund                                  05/01/02
AIM V.I. Capital Development Fund                          05/01/02
AllianceBernstein Growth and Income Portfolio              05/01/01
AllianceBernstein Premier Growth Portfolio                 05/01/01
AllianceBernstein Small Cap Value Portfolio                05/01/02
AllianceBernstein Technology Portfolio                     05/01/02
AllianceBernstein Value Portfolio                          05/01/02
Delaware VIP Growth Opportunities Series                   05/01/01
Delaware VIP International Value Equity Series             05/01/01
Fidelity VIP Equity-Income Portfolio                       01/10/00
Fidelity VIP Growth Portfolio                              01/10/00
Fidelity VIP High Income Portfolio                         01/10/00
Fidelity VIP Overseas Portfolio                            05/01/01
Fidelity VIP Asset Manager Portfolio                       05/01/01
Fidelity VIP Contrafund(R) Portfolio                       05/01/01
Fidelity VIP Growth Opportunities Portfolio                05/01/01
Fidelity VIP Mid Cap Portfolio                             05/01/02
Fidelity VIP Value Strategies Portfolio                    05/01/02
FT VIP Franklin Growth and Income Securities Fund          05/01/01
FT VIP Franklin Large Cap Growth Securities Fund           05/01/02
FT VIP Franklin Small Cap Fund                             05/01/01
FT VIP Franklin Small Cap Value Securities Fund            05/01/02
FT VIP Mutual Shares Securities Fund                       05/01/01
FT VIP Templeton Foreign Securities Fund                   05/01/02
Janus Aspen Growth Portfolio                               05/01/00
Janus Aspen Growth and Income Portfolio                    05/01/01
MFS(R) Mid Cap Growth Series                               05/01/02
MFS(R) New Discovery Series                                05/01/02
MFS(R) Total Return Series                                 05/01/02

MFS(R) Utilities Series                                    05/01/02
Oppenheimer Balanced Fund/VA                               05/01/02
Oppenheimer Capital Appreciation Fund/VA                   05/01/02
Oppenheimer Global Securities Fund/VA                      05/01/02
Oppenheimer High Income Fund/VA                            05/01/02
Oppenheimer Main Street Fund/VA                            05/01/02
Pioneer Emerging Markets VCT Portfolio                     05/01/01
Pioneer Real Estate Shares VCT Portfolio                   05/01/01
Scudder VIT EAFE Equity Index                              05/01/01
Scudder VIT Small Cap Index                                05/01/01
Scudder Technology Growth Portfolio                        05/01/00
SVS Dreman Financial Services Portfolio                    05/01/01
T. Rowe Price International Stock Portfolio                01/10/00

PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                                     TABLE 2
                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2004
                   SINCE INCEPTION OF THE UNDERLYING FUNDS(1)

            (EXCLUDING MONTHLY POLICY CHARGES AND SURRENDER CHARGES)

The following performance information is based on the periods that the Sub-Accounts have been in existence. The performance information is net of total Underlying Fund expenses and all Sub-Account charges. THE DATA DOES NOT REFLECT THE PAYMENT EXPENSE CHARGE, MONTHLY CHARGES UNDER THE POLICY OR SURRENDER CHARGES. It is assumed that an annual premium payment of $3,000 (approximately one Guideline Annual Premium) was made at the beginning of each Policy year and that ALL premiums were allocated to EACH Sub-Account individually.


                                                                                                            10 YEARS
                                                          PORTFOLIO        FOR YEAR                        (OR SINCE
                                                          INCEPTION          ENDED             5           INCEPTION
                                                             DATE           12/31/04         YEARS          IF LESS)
-------------------------------------------------------------------------------------------------------------------------
AIT Core Equity Fund*                                      04/29/85
AIT Equity Index Fund*                                     09/28/90
AIT Government Bond Fund*                                  08/26/91
AIT Money Market Fund*                                     04/29/85
AIT Select Capital Appreciation Fund*                      04/28/95
AIT Select Growth Fund*                                    08/21/92
AIT Select International Equity Fund*                      05/02/94
AIT Select Investment Grade Income Fund*                   04/29/85
AIT Select Value Opportunity Fund *                        04/30/93
AIM V.I. Aggressive Growth Fund*                           05/01/98
AIM V.I. Blue Chip Fund*                                   12/29/99
AIM V.I. Dynamics Fund                                     08/25/97
AIM V.I. Health Sciences Fund                              05/22/97
AIM V.I. Premier Equity Fund*                              05/05/93
AIM V.I. Basic Value Fund*                                 09/10/01
AIM V.I. Capital Development Fund*                         05/01/98
AllianceBernstein Growth and Income Portfolio*             01/14/91
AllianceBernstein Premier Growth Portfolio*                06/26/92
AllianceBernstein Small Cap Value Portfolio*               05/01/01
AllianceBernstein Technology Portfolio*                    01/11/96
AllianceBernstein Value Portfolio*                         05/01/01
Delaware VIP Growth Opportunities Series*                  07/12/91
Delaware VIP International Value Equity Series*            10/29/92
Fidelity VIP Equity-Income Portfolio                       10/09/86
Fidelity VIP Growth Portfolio                              10/09/86
Fidelity VIP High Income Portfolio                         09/19/85
Fidelity VIP Overseas Portfolio                            01/28/87
Fidelity VIP Asset Manager Portfolio*                      09/06/89
Fidelity VIP Contrafund(R) Portfolio*                      01/03/95
Fidelity VIP Growth Opportunities Portfolio*               01/03/95
Fidelity VIP Mid Cap Portfolio*                            12/28/98
Fidelity VIP Value Strategies Portfolio*                   02/20/02
FT VIP Franklin Growth and Income Securities Fund*         01/24/89
FT VIP Franklin Large Cap Growth Securities Fund*          05/01/96
FT VIP Franklin Small Cap Fund*                            11/01/95
FT VIP Franklin Small Cap Value Securities Fund*           05/01/98
FT VIP Mutual Shares Securities Fund*                      11/08/96
FT VIP Templeton Foreign Securities Fund*                  05/01/92
Janus Aspen Growth Portfolio                               09/13/93
Janus Aspen Growth and Income Portfolio                    05/01/98
MFS(R) Mid Cap Growth Series*                              05/01/00
MFS(R) New Discovery Series*                               05/01/98
MFS(R) Total Return Series*                                01/03/95

MFS(R) Utilities Series*                                   01/03/95
Oppenheimer Balanced Fund/VA*                              02/09/87
Oppenheimer Capital Appreciation Fund/VA*                  04/03/85
Oppenheimer Global Securities Fund/VA*                     11/12/90
Oppenheimer High Income Fund/VA*                           04/30/86
Oppenheimer Main Street Fund/VA*                           07/05/95
Pioneer Emerging Markets VCT Portfolio*                    10/30/98
Pioneer Real Estate Shares VCT Portfolio*                  03/01/95
Scudder VIT EAFE Equity Index                              08/22/97
Scudder VIT Small Cap Index                                08/22/97
Scudder Technology Growth Portfolio                        05/03/99
SVS Dreman Financial Services Portfolio                    05/04/98
T. Rowe Price International Stock Portfolio                03/31/94

(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

* These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                             INDEPENDENT ACCOUNTANTS


The financial statements of the Company as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004, and the financial statements of Separate Account IMO of the Company as of December 31, 2004 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Policies.

                            PART C: OTHER INFORMATION

ITEM 27. EXHIBITS

     (A)   BOARD OF DIRECTORS.

               Certified copy of Resolutions of the Board of Directors of the Company dated June 13, 1996 authorizing the establishment of Separate Account IMO was previously filed on August 10, 1999 in the Registrant's Initial Registration Statement of Separate Account IMO, and is incorporated by reference herein.

     (B)   CUSTODIAN AGREEMENTS.

               Not Applicable.

     (C)   UNDERWRITING CONTRACTS.

               (1) Underwriting and Administrative Services Agreement between the Company and Allmerica Investments, Inc. was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 (Registration Statement No. 33-57792/811-7466), and is incorporated by reference herein.

               (2) Registered Representatives/Agents Agreement was previously filed on April 16, 1998 in Post-Effective Amendment No. 12(Registration Statement No. 33-57792/811-7466), and is incorporated by reference herein.

               (3) Sales Agreements with broker-dealers were previously filed on April 16, 1998 in Post-Effective Amendment No. 12 Registration Statement No. 33-57792/811-7466), and are incorporated by reference herein.

               (4) Commission Schedule was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 (Registration Statement No. 33-57792/811-7466), and is incorporated by reference herein.

               (5) General Agents Agreement was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 (Registration Statement No. 33-57792/811-7466), and is incorporated by reference herein.

               (6) Career Agents Agreement was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 (Registration Statement No. 33-57792/811-7466), and is incorporated by reference herein.

     (D)   CONTRACT.

               (1) Contract Form 1033-99 was previously filed on December 3, 1999 in Pre-Effective Amendment No. 1, and is incorporated by reference herein.

               (2) Waiver of Payment Rider was previously filed on August 10, 1999 in Registrant's Initial Registration Statement of Separate Account IMO, and is incorporated by reference herein.

               (3) Term Insurance Rider was previously filed on August 10, 1999 in Registrant's Initial Registration Statement of Separate Account IMO, and is incorporated by reference herein.

               (4) Other Insured Term Rider was previously filed on August 10, 1999 in Registrant's Initial Registration Statement of Separate Account IMO, and is incorporated by reference herein.

               (5) Guaranteed Death Benefit Rider was previously filed on August 10, 1999 in Registrant's Initial Registration Statement of Separate Account IMO, and is incorporated by reference herein.

     (E)   APPLICATION

               The application was previously filed on December 3, 1999 in Pre-Effective Amendment No. 1, and is incorporated by reference herein.

     (F)   DEPOSITOR'S CERTIFICATE OF INCORPORATION AND BYLAWS.

               Articles of Incorporation and Bylaws, as amended of the Company, effective as of October 1, 1995 were previously filed on September 29, 1995 in Post-Effective Amendment No. 5 Registration Statement No. 33-57792/811-7466), and are incorporated by reference herein.

     (G)   REINSURANCE CONTRACTS.

               (1) Reinsurance contract dated January 1, 2001 among First Allmerica Financial Life Insurance Company and General & Cologne Life Re of America was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (2) Reinsurance contract dated January 1, 2001 among Allmerica Financial Life Insurance and Annuity Company and Reinsurance Company of Missouri, Inc. was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (3) Reinsurance contract dated September 1, 2000 among First Allmerica Financial Life Insurance Company and The Lincoln National Life Insurance Company was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (4) Reinsurance contract dated January 1, 2000 among First Allmerica Financial Life Insurance Company and Security Life of Denver Insurance Company was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (5) Reinsurance contract dated April 1, 2000 among First Allmerica Financial Life Insurance Company and Munich American Reinsurance Company was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (6) Reinsurance contract dated November 1, 1999 among First Allmerica Financial Life Insurance Company and RGA Reinsurance Company was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (7) Reinsurance contract dated January 1, 1999 among First Allmerica Financial Life Insurance Company and AXA Re Life Insurance Company was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is
                      incorporated by reference herein.

               (8) Reinsurance contract dated January 1, 1998 among Allmerica Financial Life Insurance and Annuity Company and RGA Reinsurance Company was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (9) Reinsurance contract dated April 1, 1996 among First Allmerica Financial Life Insurance Company and Transamerica Occidental Life Insurance Company was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (10) Reinsurance contract dated March 1, 1996 among First Allmerica Financial Life Insurance Company and Northwestern National Life Insurance Company was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (11) Reinsurance contract dated March 1, 1996 among First Allmerica Financial Life Insurance Company and Connecticut General Life Insurance Company was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (12) Reinsurance contract dated November 22, 1995 among First Allmerica Financial Life Insurance Company and Life Reassurance Corporation of America was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (13) Reinsurance contract dated January 1, 1995 among State Mutual Life Assurance Company of America and Life Reinsurance Corporation of America was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (14) Reinsurance contract dated January 1, 1994 among State Mutual Life Assurance Company of America and Connecticut General Life Insurance Company was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (15) Reinsurance contract dated January 1, 1993 among State Mutual Life Assurance Company of America and Life Reassurance Corporation of America was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (16) Reinsurance contract dated January 1, 1993 among State Mutual Life Assurance Company and The Cologne Life Reinsurance Company was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (17) Reinsurance contract dated February 26, 1991 among State Mutual Life Assurance Company of America and The Lincoln National Life Insurance Company was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-

                      57792/811-7466, and is incorporated by reference herein.

               (18) Reinsurance contract dated May 1, 1989 among State Mutual Life Assurance Company of America and General American Life Insurance Company was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (19) Reinsurance contract dated May 1, 1989 among State Mutual Life Assurance Company of America and Connecticut General Life Insurance Company was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (20) Reinsurance contract dated July 1, 1986 among State Mutual Life Assurance Company of America and General American Life Insurance Company was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (21) Reinsurance contract dated August 1, 1983 among State Mutual Life Assurance Company of America and The Lincoln National Life Insurance Company was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (22) Reinsurance contract dated August 1, 1983 among State Mutual Life Assurance Company and Connecticut General Life Insurance Company was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (23) Reinsurance contract dated August 1, 1983 among State Mutual Life Assurance Company and Cologne Life Reinsurance Company was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (H)   PARTICIPATION AGREEMENTS.

               (1) Form of Amendment dated May 1, 2003 to the Allmerica Investment Trust Participation Agreement was previously filed on April 29, 2003 in Post-Effective Amendment No. 18 of Registration Statement No. 333-57792/811-7466, and is incorporated by reference herein. Participation Agreement between the Company and Allmerica Investment Trust dated March 22, 2000 was previously filed on April 12, 2000 in Post-Effective Amendment No. 14 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (2) Amendment dated January 1, 2003 to the AIM Participation Agreement was previously filed on April 28, 2003 in Post-Effective Amendment No. 7 of Registration Statement No. 333-64162/811-10433, and is incorporated by reference herein. Participation Agreement between the Company and AIM Variable Insurance Funds was previously filed on March 20, 2000 in Pre-Effective Amendment No. 1 to Registration Statement No. 333-93031/811-09631, and is incorporated by referenced herein.

               (3) Amendment dated May 1, 2002 to the Alliance Amended and Restated Participation Agreement was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 333-57792/811-7466, and is incorporated by reference herein. Consolidated Agreement, and Amended and Restated Participation Agreement between the

                      Company and Alliance Variable Products Series Fund, Inc. dated August 1, 2000 were previously filed in April 2001 in Post-Effective Amendment No. 4 of Registration Statement 333-84879/811-09529, and is incorporated by reference herein.

               (4) Amendment dated May 1, 2001 to the Deutsche Participation Agreement was previously filed on April 26, 2002 in Post-Effective Amendment No. 5 of Registration Statement No. 333-84879/811-09529, and is incorporated by reference herein. Participation Agreement between the Company and Deutsche Asset Management VIT Funds (formerly Banker's Trust) dated March 7, 2000 was previously filed in April 2001 in Post-Effective Amendment No. 4 of Registration Statement 333-84879/811-09529, and is incorporated by reference herein.

               (5) Amendment dated May 1, 2001 to the Variable Insurance Products Fund Participation Agreement was previously filed on April 26, 2002 in Post-Effective Amendment No. 5 of Registration Statement No. 333-84879/811-09529, and is incorporated by reference herein. Participation Agreement with Variable Insurance Products Fund, as amended, was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 (Registration Statement No. 33-57792/811-7466), and is incorporated by reference herein.

               (6) Amendment dated October 1, 2001 to the Variable Insurance Products Fund II Participation Agreement was previously on April 26, 2002 in Post-Effective Amendment No. 5 of Registration Statement No. 333-84879/811-09529, and is incorporated by reference herein. Participation Agreement with Variable Insurance Products Fund II, as amended, was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 (Registration Statement No. 33-57792), and is incorporated by reference herein.

               (7) Amendment dated October 1, 2001 to the Variable Insurance Products Fund III Participation Agreement was previously filed on April 26, 2002 in Post-Effective Amendment No. 5 of Registration Statement No. 333-84879/811-09529, and is incorporated by reference herein. Participation Agreement with Variable Insurance Products Fund III was previously filed in April 2001 in Post-Effective Amendment No. 4 of Registration Statement 333-84879/811-09529, and is incorporated by reference herein.

               (8) Amendment dated May 1, 2002 to the Franklin Templeton Participation Agreement was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 333-57792/811-7466, and is incorporated by reference herein. Franklin Templeton Participation Agreement was previously filed on March 20, 2000 in Pre-Effective Amendment No. 1 to Registration Statement No. 333-93031/811-09631, and is incorporated by reference herein.

               (9) Amendment dated October 31, 2001 to the INVESCO Participation Agreement was previously filed on April 26, 2002 in Post-Effective Amendment No. 5 of Registration Statement No. 333-84879/811-09529, and is incorporated by reference herein. Participation Agreement with INVESCO was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

               (10) Amendment dated February 25, 2000 to the Janus Aspen Participation Agreement was previously filed on April 26, 2002 in Post-Effective Amendment No. 5 of Registration Statement No. 333-84879/811-09529, and is incorporated by reference herein. Participation Agreement between the Company and Janus was previously filed on April 27, 2001 in Post-Effective Amendment No. 4 of Registration Statement 333-84879/811-09529, and is incorporated by reference herein.

               (11) Participation Agreement dated May 1, 2002 with Scudder Variable Series II was previously filed on February 10, 2003 in Post-Effective Amendment No. 6 of Registration Statement No. 333-84879/811-09529, and is incorporated by reference herein.

               (12) Amendment dated May 1, 2001 to the Pioneer Participation Agreement was previously filed on February 10, 2003 in Post-Effective Amendment No. 6 of Registration Statement No. 333-84879/811-09529, and is incorporated by reference herein. Participation Agreement with Pioneer was previously filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein.

               (13) Amendment to Schedule A dated December 14, 2000 to Participation Agreement with T. Rowe Price International Series, Inc. was previously filed on April 27, 2001 in Post-Effective Amendment No. 4 of Registration Statement 333-84879/811-09529, and is incorporated by reference herein. Participation Agreement with T. Rowe Price International Series, Inc. was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 (Registration Statement No. 33-57792/811-7466), and is incorporated by reference herein.

               (14) Fidelity Service Agreement, effective as of November 1, 1995, was previously filed on April 30, 1996 in Post-Effective Amendment No. 6 (Registration Statement No. 33-57792/811-7466), and is incorporated by reference herein.

               (15) An Amendment to the Fidelity Service Agreement, effective as of January 1, 1997, was previously filed on April 30, 1997 in Post-Effective Amendment No. 9 (Registration Statement No. 33-57792/811-7466), and is incorporated by reference herein.

               (16) Fidelity Service Contract, effective as of January 1, 1997, was previously filed in Post-Effective Amendment No. 9 (Registration Statement No. 33-57792/811-7466), and is incorporated by reference herein.

               (17) Service Agreement with Rowe Price-Fleming International, Inc. was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 (Registration Statement No. 33-57792/811-7466), and is incorporated by reference herein.

               (18) Amendment dated May 1, 2001 to the Delaware Participation Agreement was previously filed on April 26, 2002 in Post-Effective Amendment No. 5 of Registration Statement No. 333-84879/811-09529, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Delaware Group Premium Fund Participation Agreement was previously filed on April 27, 2001 in Post-Effective Amendment No. 4 of Registration Statement 333-84879/811-09529, and is incorporated by reference herein. Amendment dated March 29, 2000 to the Delaware Group Premium Fund Participation Agreement was previously filed on April 12, 2000 in Post-Effective Amendment No. 14 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein. Participation Agreement with Delaware Group Premium Fund, Inc. was previously filed on April 16, 1998 in Post-Effective Amendment No. 11, and is incorporated by reference herein.

               (19) Amendment dated May 1, 2002 to the MFS Participation Agreement was previously filed on April 26, 2002 in Post-Effective Amendment No. 5 of Registration Statement No. 333-84879/811-09529, and is incorporated by reference herein. Participation Agreement dated April 1, 1998 with MFS Variable Insurance Trust was previously filed in Pre-Effective Amendment No. 1 of Registration Statement No. 333-93031/811-09731, and is incorporated by reference herein.

               (20) Amendment dated May 1, 2002 to the Oppenheimer Participation Agreement was previously filed on April 26, 2002 in Post-Effective Amendment No. 5 of Registration

                      Statement No. 333-84879/811-09529, and is incorporated by reference herein. Oppenheimer Participation Agreement dated May 1, 2000 was previously filed in Pre-Effective Amendment No. 1 of Registration Statement No. 333-93031/811-09731, and is incorporated by referenced herein.

               (21) Amendment dated October 20, 2000 to the Alger Participation Agreement was previously filed in Pre-Effective Amendment No. 1 of Registration Statement No. 333-93031/811-09731, and is incorporated by referenced herein. Alger Participation Agreement dated October 22, 1999 was previously was previously filed in Pre-Effective Amendment No. 1 of Registration Statement No. 333-93031/811-09731, and is incorporated by referenced herein.

               (22) Amendment dated January 7, 2002 to the Credit Suisse Participation Agreement and Participation Agreement dated May 1, 2000 was previously filed on April 26, 2002 in Post-Effective Amendment No. 5 of Registration Statement No. 333-84879/811-09529, and is incorporated by reference herein.

               (23) Amendment dated December 15, 2001 to the Dreyfus Participation Agreement and Participation Agreement dated June 23, 1999 was previously filed on April 26, 2002 in Post-Effective Amendment No. 5 of Registration Statement No. 333-84879/811-09529, and is incorporated by reference herein.

     (I)   ADMINISTRATIVE CONTRACTS.

               (1) Service Agreement dated March 1, 2001 between Boston Financial Data Services, Inc. and Allmerica Financial Life Insurance and Annuity Company for lockbox and mailroom services was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (2)    Directors' Power of Attorney is filed herewith.

     (J)   OTHER MATERIAL CONTRACTS.

               Not Applicable.

     (K)   LEGAL OPINION.

               Opinion of Counsel is filed herewith.

     (L)   ACTUARIAL OPINION.

               Not Applicable. The Registration Statement does not include illustrations.

     (M)   CALCULATION.

               Not Applicable. The Registration Statement does not include illustrations.

     (N)   OTHER OPINIONS.

               Consent of Independent Accountants will be filed pursuant to Rule 485(b) prior to April 29, 2005.

     (O)   OMITTED FINANCIAL STATEMENTS

               Financial Statements included in Part B
               Financial Statements for Allmerica Financial Life Insurance and Annuity Company
               Financial Statements for Separate Account IMO of Allmerica Financial Life Insurance and Annuity Company will be filed pursuant to Rule 485(b) prior to April 29, 2005.

     (P)   INITIAL CAPITAL AGREEMENTS.

               Not Applicable.

     (Q)   REDEEMABILITY EXEMPTION.

               Not Applicable. Any such disclosures are included in the prospectus and/or SAI.

ITEM 28. DIRECTORS AND OFFICERS OF THE DEPOSITOR

        The principal business address of all the following Directors and Officers is:
        440 Lincoln Street
        Worcester, Massachusetts 01653

NAME AND POSITION WITH COMPANY              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------              ----------------------------------------------
Warren E. Barnes                            Director of Allmerica Financial and First Allmerica (since 2004);
    Director, Vice President and            Vice President of Allmerica Financial (since 1998); Vice President of
    Corporate Controller                    First Allmerica (since 1996); and Corporate Controller of
                                            Allmerica Financial and First Allmerica (since 1998)

Charles F. Cronin                           Vice President and Corporate Group Counsel of Allmerica Financial and
    Vice President, Corporate Group         First Allmerica (since 2003); Secretary (since 2000); Assistant Vice
    Counsel and Secretary                   President (1999-2003); and Counsel of First Allmerica (2000-2003);
                                            and Attorney of Nutter, McClennen & Fish (1991-1996)

Frederick H. Eppinger, Jr.                  President and Chief Executive Officer of AFC (since 2003); Executive
    Chairman of the Board                   Vice President of Property and Casualty Field and Service Operations
                                            for The Hartford (2001-2003); Senior Vice President of Strategic
                                            Marketing for ChannelPoint, Inc. (2000-2001); and Partner at McKinsey
                                            & Company (1985-2000)

Bonnie K. Haase                             Director of Allmerica Financial and First Allmerica (since 2004);
    Director and Chief Human Resources      Vice President of First Allmerica (since 2004); Manager and Vice President
Officer                                     of Industrial Systems, a subsidiary of G.E. Capital (1991-2004)

J. Kendall Huber                            Director of Allmerica Financial and First Allmerica (since 2000); Senior
    Director, Senior Vice President         Vice President of Allmerica Financial and First Allmerica (since 2003);
    and General Counsel                     General Counsel (since 2000); Vice President (2000-2003) of First
                                            Allmerica; Vice President (1999) of Promos Hotel Corporation;
                                            Vice President and Deputy General Counsel (1998-1999) of Legg
                                            Mason, Inc.; Vice President and Deputy General Counsel (1995-1998)
                                            of USF&G Corporation

John P. Kavanaugh                           Director and Chief Investment Officer of Allmerica Financial and First
    Director, Vice President and            Allmerica (since 1996); Vice President (since 1991) of First Allmerica;
    Chief Investment Officer                and President (since 1995) of Opus Investment Management, Inc.

Mark C. McGivney                            Vice President of Allmerica Financial (since 2002); Vice President of
    Vice President and Treasurer            First Allmerica (since 1997); Treasurer of Allmerica Financial and
                                            First Allmerica (since 2000); Associate, Investment Banking (1996-
                                            1997) of Merrill Lynch & Co.

Edward J. Parry, III                        Executive Vice President and Chief Financial Officer of AFC
    Director and Chief Financial            (since 2003) Director of Allmerica Financial and First Allmerica
    Officer                                 (since 1996); Senior Vice President of Allmerica Financial and
                                            First Allmerica (2003-2004); Chief Financial Officer (since 1996);
                                            Vice President (1993-2003) and Treasurer (1993-2000)

Michael A. Reardon                          Director, President and Chief Executive Officer (since 2004);
    Director, President and                 Vice President of Allmerica Financial and First Allmerica (2001-2004);
    Chief Executive Officer                 Vice President of First Allmerica (1997-2004); and Vice President
                                            of Allmerica Financial (1999-2004)

Gregory D. Tranter                          Vice President and Chief Information Officer of AFC (since 2000);
   Director and Vice President              Director and Vice President of Allmerica Financial and First Allmerica
                                            (since 2000); Vice President of Travelers Property & Casualty
                                            (1996-1998); Director of Geico Team (1983-1996) of Aetna Life &
                                            Casualty

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

     See attached Organizational Chart.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                     NAME                                    ADDRESS                        TYPE OF BUSINESS
                     ----                                    -------                        ----------------
AAM High Yield Fund, L.L.C.                       440 Lincoln Street              Limited liability company
                                                  Worcester MA 01653

AFC Capital Trust I                               440 Lincoln Street              Statutory Business Trust
                                                  Worcester MA 01653

Allmerica Asset Management, Limited               440 Lincoln Street              Investment advisory services
                                                  Worcester MA 01653

Allmerica Benefits, Inc.                          440 Lincoln Street              Non-insurance medical services
                                                  Worcester MA 01653

Allmerica Financial Alliance Insurance            440 Lincoln Street              Multi-line property and casualty
Company                                           Worcester MA 01653              insurance

Allmerica Financial Benefit Insurance             645 West Grand River            Multi-line property and casualty
Company                                           Howell MI 48843                 insurance

Allmerica Financial Corporation                   440 Lincoln Street              Holding Company
                                                  Worcester MA 01653

Allmerica Financial Insurance                     440 Lincoln Street              Insurance Broker
Brokers, Inc.                                     Worcester MA 01653

Allmerica Financial Life Insurance                440 Lincoln Street              Life insurance, accident and health
and Annuity Company                               Worcester MA 01653              insurance, annuities, variable
                                                                                  annuities and variable life insurance

Allmerica Financial Services Insurance            440 Lincoln Street              Insurance Agency
Agency, Inc.                                      Worcester MA 01653

Allmerica Funding Corp.                           440 Lincoln Street              Investment corporation
                                                  Worcester MA 01653

Allmerica Financial Investment                    440 Lincoln Street              Investment advisory services
Management Services, Inc.                         Worcester MA 01653

Allmerica Investment Trust                        440 Lincoln Street              Investment Trust
                                                  Worcester MA 01653

Allmerica Investments Insurance Agency Inc. of    440 Lincoln Street              Insurance Agency
Alabama                                           Worcester MA 01653

Allmerica Investments Insurance Agency of         440 Lincoln Street              Insurance Agency
Florida, Inc.                                     Worcester MA 01653

Allmerica Investment Insurance Agency Inc. of     440 Lincoln Street              Insurance Agency
Georgia                                           Worcester MA 01653

Allmerica Investment Insurance Agency Inc. of     440 Lincoln Street              Insurance Agency
Kentucky                                          Worcester MA 01653

Allmerica Investments Insurance Agency Inc. of    440 Lincoln Street              Insurance Agency
Mississippi                                       Worcester MA 01653

Allmerica Plus Insurance Agency, Inc.             440 Lincoln Street              Insurance Agency
                                                  Worcester MA 01653

Allmerica Securities Trust                        440 Lincoln Street              Investment Trust
                                                  Worcester MA 01653

Allmerica Trust Company, N.A.                     440 Lincoln Street              Limited purpose national trust
                                                  Worcester MA 01653              company

AMGRO, Inc.                                       100 North Parkway               Premium financing
                                                  Worcester MA 01605

AMGRO Receivables Corporation                     100 North Parkway               Receivables Purchase Corporation
                                                  Worcester MA 01605

Citizens Insurance Company of America             645 West Grand River            Multi-line property and casualty
                                                  Howell MI 48843                 insurance

Citizens Insurance Company of Illinois            333 Pierce Road                 Multi-line property and casualty
                                                  Itasca IL 60143                 insurance

Citizens Insurance Company of the                 3950 Priority Way               Multi-line property and casualty
Midwest                                           South Drive, Suite 200          insurance
                                                  Indianapolis IN 46280

Citizens Insurance Company of Ohio                8101 N. High Street             Multi-line property and casualty
                                                  P.O. Box 342250                 insurance
                                                  Columbus OH 43234

Citizens Management, Inc.                         440 Lincoln Street              Risk management services
(formerly known as Sterling Risk Management       Worcester MA 01653
Services, Inc.)

Financial Profiles, Inc.                          5421 Avenida Encinas            Software company
                                                  Suite A
                                                  Carlsbad CA 92008

First Allmerica Financial Life Insurance          440 Lincoln Street              Life, pension, annuity, accident
Company                                           Worcester MA 01653              and health insurance company

First Sterling Limited                            41 Cedar Avenue                 Holding Company
                                                  Hamilton HM 12,
                                                  Bermuda

First Sterling Reinsurance Company                41 Cedar Avenue                 Reinsurance Company
Limited                                           Hamilton HM 12,
                                                  Bermuda

The Hanover American Insurance                    440 Lincoln Street              Multi-line property and casualty
Company                                           Worcester MA 01653              insurance

The Hanover Insurance Company                     440 Lincoln Street              Multi-line property and casualty
                                                  Worcester MA 01653              insurance

Hanover Texas Insurance Management                NationsBank Tower               Attorney-in-fact for Hanover Lloyd's
Company, Inc.                                     15301 Dallas Pkwy.              Insurance Company
                                                  Dallas TX 75248

Hanover Lloyd's Insurance Company                 7557 Rambler Road               Multi-line property and casualty
                                                  Suite 500                       insurance
                                                  Dallas TX 75231

Lloyds Credit Corporation                         100 North Parkway               Premium financing service
                                                  Worcester MA 01605              franchises

Massachusetts Bay Insurance Company               440 Lincoln Street              Multi-line property and casualty
                                                  Worcester MA 01653              insurance

Opus Investment Management, Inc.                  440 Lincoln Street              Investment advisory services
(formerly known as Allmerica Asset                Worcester MA 01653
Management, Inc.)

Opus Investment Trust                             440 Lincoln Street              Investment Trust
(formerly known as VeraVest Trust)                Worcester MA 01653

VeraVest Investments, Inc.                        440 Lincoln Street              Securities, retail broker-dealer
(formerly known as Allmerica                      Worcester MA 01653
Investments, Inc.)

ITEM 30. INDEMNIFICATION

     RULE 484 UNDERTAKING - Article VIII of Registrant's Bylaws provides: Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit, or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgment, except in relation to matters as to which he shall be finally adjudged in such action, suit, or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

     Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public Policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public Policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31. PRINCIPAL UNDERWRITERS

     (A) VeraVest Investments, Inc. also acts as a principal underwriter for the following:

               - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

               - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

               -      Allmerica Investment Trust

     (B) The Principal Business Address of each of the following Directors and Officers of VeraVest Investments, Inc. is 440 Lincoln Street, Worcester, Massachusetts 01653.

           NAME                            POSITION OR OFFICE WITH UNDERWRITER
           ----                            -----------------------------------
           Abigail M. Armstrong            Assistant Secretary, Counsel and Anti-Money Laundering
                                           Chairperson

           Charles F. Cronin               Vice President, Group Counsel and Secretary/Clerk

           Claudia J. Eckels               Vice President

           J. Kendall Huber                Director

           Kathleen M. Loftus              Vice President

           Mark C. McGivney                Director and Treasurer

           K. David Nunley                 Vice President

           Joseph M. Petty                 Vice President

           Michael A. Reardon              Director, President and Chief Executive Officer

           Paula J. Testa                  Vice President and Chief Operating Officer

           Margot K. Wallin                Vice President and Anti-Money Laundering Officer

     (C) As indicated in Part B (Statement of Additional Information), in response to Item 17, there were no commissions retained by VeraVest Investments, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 2004. No other commissions or other compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 32. LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder, are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 33. MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 34. FEE REPRESENTATION (pursuant to Section 26(e) of the Investment Company Act of 1940)

     The Company hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 15st day of February, 2005.

                             SEPARATE ACCOUNT IMO OF
              ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                            By: /s/ Charles F. Cronin
                                ---------------------
                           Charles F. Cronin, Secretary

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES                             TITLE                                                       DATE
----------                             -----                                                       ----
Frederick H. Eppinger Jr.*             Chairman of the Board                                       February 15,
------------------------------------                                                               2005

/s/ Warren E. Barnes                   Vice President and Corporate Controller
------------------------------------
Warren E. Barnes

Bonnie K. Haase*                       Director and Vice President
------------------------------------

J. Kendall Huber*.                     Director, Senior Vice President, General Counsel and
------------------------------------   Assistant Secretary

John P. Kavanaugh*                     Director, Vice President and Chief Investment Officer
------------------------------------

Mark C. McGivney*.                     Vice President and Treasurer
------------------------------------

Edward J. Parry, III*                  Director, Chief Financial Officer, Vice Chair and
------------------------------------   Assistant Treasurer

Michael A. Reardon*                    Director, President and Chief Executive Officer
------------------------------------

Gregory D. Tranter*                    Director, Vice President and Chief Information Officer
------------------------------------

*Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Powers of Attorney dated February 1, 2005 duly executed by such persons.

/s/ Sheila B. St. Hilaire
------------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
(333-84879)

                             FORM N-6 EXHIBIT TABLE

Exhibit (I)(2)      Directors' Powers of Attorney

Exhibit (K)         Opinion of Counsel